Document (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Jun. 30, 2011
Document Information [Line Items]
Entity Registrant Name	WRIGHT MEDICAL GROUP INC
Entity Central Index Key	0001137861
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		39,305,792
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 515,868,750

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 153,642	$ 153,261
Marketable securities	13,597	19,152
Accounts receivable, net	98,995	105,336
Inventories	164,600	166,339
Prepaid expenses	5,916	5,333
Deferred income taxes	40,756	32,026
Other current assets	23,027	16,143
Total current assets	500,533	497,590
Property, plant and equipment, net	160,284	158,247
Goodwill	57,920	54,172
Intangible assets, net	17,731	16,501
Marketable securities	4,502	17,193
Deferred income taxes	3,688	4,125
Other assets	9,922	7,411
Total assets	754,580	755,239
Current liabilities:
Accounts payable	11,651	15,862
Accrued expenses and other current liabilities	55,831	54,409
Current portion of long-term obligations	8,508	1,033
Total current liabilities	75,990	71,304
Long-term debt and capital lease obligations	166,792	201,766
Deferred income taxes	11,589	5,705
Other liabilities	31,745	5,492
Total liabilities	286,116	284,267
Commitments and contingencies (Note 18)
Stockholders' equity:
Common stock, $.01 par value, authorized: 100,000,000 shares; issued and outstanding: 39,306,118 shares at December 31, 2011 and 39,171,501 shares at December 31, 2010	384	379
Additional paid-in capital	395,840	390,098
Accumulated other comprehensive income	19,061	22,173
Retained earnings	53,179	58,322
Total stockholders' equity	468,464	470,972
Total liabilities and stockholders' equity	$ 754,580	$ 755,239

Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued and Outstanding (in shares)	39,306,118	39,171,501

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Statement [Abstract]
Net sales	$ 126,872	$ 118,184	$ 132,505	$ 135,386	$ 138,287	$ 121,708	$ 127,734	$ 131,244	$ 512,947		$ 518,973		$ 487,508
Cost of sales	40,449	36,185	41,504	38,768	40,392	37,989	39,934	40,141	156,906	[1]	158,456	[1]	148,715	[1]
Cost of sales - restructuring	571	1,900	0	0					2,471		0		0
Gross profit	85,852	80,099	91,001	96,618	97,895	83,719	87,800	91,103	353,570		360,517		338,793
Operating expenses:
Selling, general and administrative	72,361	83,581	70,821	74,825	73,324	64,877	67,774	76,438	301,588	[1]	282,413	[1]	270,456	[1]
Research and development	6,331	6,769	7,807	9,207	8,902	8,779	9,784	9,835	30,114	[1]	37,300	[1]	35,691	[1]
Amortization of intangible assets	782	721	677	690	720	708	634	649	2,870		2,711		5,151
Restructuring charges (Note 17)	2,273	12,132	0	0	(220)	134	461	544	14,405		919		3,544
Total operating expenses	81,747	103,203	79,305	84,722	82,726	74,498	78,653	87,466	348,977		323,343		314,842
Operating income	4,105	(23,104)	11,696	11,896	15,169	9,221	9,147	3,637	4,593		37,174		23,951
Interest expense, net									6,529		6,123		5,466
Other expense, net									4,719		130		2,873
(Loss) income before income taxes									(6,655)		30,921		15,612
(Benefit) provision for income taxes									(1,512)		13,080		3,481
Net (loss) income	$ 1,163	$ (16,045)	$ 6,147	$ 3,592	$ 8,869	$ 4,650	$ 4,847	$ (525)	$ (5,143)		$ 17,841		$ 12,131
Net (loss) income per share (Note 13):
Basic (in dollars per share)	$ 0.03	$ (0.42)	$ 0.16	$ 0.09	$ 0.23	$ 0.12	$ 0.13	$ (0.01)	$ (0.13)		$ 0.47		$ 0.32
Diluted (in dollars per share)	$ 0.03	$ (0.42)	$ 0.16	$ 0.09	$ 0.22	$ 0.12	$ 0.13	$ (0.01)	$ (0.13)		$ 0.47		$ 0.32
Weighted-average number of shares outstanding-basic (in shares)									38,279		37,802		37,366
Weighted-average number of shares outstanding, diluted (in shares)									38,279		37,961		37,443

[1]	These line items include the following amounts of non-cash, stock-based compensation expense for the periods indicated: Year Ended December 31, 2011 2010 2009Cost of sales$1,412 $1,301 $1,285Selling, general and administrative7,028 9,924 10,077Research and development668 1,952 1,829

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation expense	$ 9,108	$ 13,177	$ 13,191
Cost of Sales [Member]
Stock-based compensation expense	1,412	1,301	1,285
Selling, general and administrative [Member]
Stock-based compensation expense	7,028	9,924	10,077
Research and Development [Member]
Stock-based compensation expense	$ 668	$ 1,952	$ 1,829

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net (loss) income	$ (5,143)	$ 17,841	$ 12,131
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	40,227	35,559	32,717
Stock-based compensation expense	9,108	13,177	13,191
Amortization of intangible assets	2,870	2,711	5,151
Amortization of deferred financing costs	982	1,060	983
Deferred income taxes	(6,969)	9,244	(9,247)
Write off of deferred financing costs	2,926	0	0
Non-cash write-off of cumulative translation adjustment (CTA) balances	0	0	2,643
Excess tax benefit from stock-based compensation arrangements	(23)	(289)	(63)
Provision for losses on accounts receivable	(453)	1,073	5,339
Non-cash restructuring charges	4,924	246	0
Other	1,102	624	832
Changes in assets and liabilities (net of acquisitions):
Accounts receivable	9,056	(4,666)	(4,003)
Inventories	(1,723)	(1,754)	13,049
Prepaid expenses and other current assets	(10,556)	(5,094)	5,953
Accounts payable	(6,398)	1,970	(1,950)
Accrued expenses and other liabilities	21,511	1,492	(4,975)
Net cash provided by operating activities	61,441	73,194	71,751
Investing activities:
Capital expenditures	(46,957)	(49,038)	(37,190)
Acquisition of business	(5,639)	(2,923)	(6,785)
Purchase of intangible assets	(1,624)	(1,690)	(1,037)
Maturities of held-to-maturity marketable securities	4,748	0	0
Investment in held-to-maturity marketable securities	0	(4,671)	0
Sales and maturities of available-for-sale marketable securities	38,509	135,219	71,499
Investment in available-for-sale marketable securities	(25,097)	(81,070)	(101,443)
Proceeds from sale of assets	5,500	0	0
Net cash used in investing activities	(30,560)	(4,173)	(74,956)
Financing activities:
Issuance of common stock	540	663	680
Financing under factoring agreement, net	0	0	(58)
Payments of long term borrowings	(6,832)	(1,150)	(153)
Redemption of convertible senior notes	(170,889)	0	0
Proceeds from long term borrowings	150,000	0	0
Payments of deferred financing costs	(2,892)	0	0
Excess tax benefit from stock-based compensation arrangements	23	289	63
Net cash (used in) provided by financing activities	(30,050)	(198)	532
Effect of exchange rates on cash and cash equivalents	(450)	29	(783)
Net increase (decrease) in cash and cash equivalents	381	68,852	(3,456)
Cash and cash equivalents, beginning of year	153,261	84,409	87,865
Cash and cash equivalents, end of year	$ 153,642	$ 153,261	$ 84,409

Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2008	$ 411,628	$ 372	$ 364,594	$ 28,350	$ 18,312
Balance (in shares) at Dec. 31, 2008		38,021,961
Net income	12,131	0	0	12,131	0
Foreign currency tanslation	2,398	0	0	0	2,398
Unrealized (gain) loss on marketable securities	(438)	0	0	0	(438)
Minimum pension liability adjustment	(9)	0	0	0	(9)
Total comprehensive income loss	14,082
Write-off of cumulative translation adjustment (CTA) balances	2,643	0	0	0	2,643
Issuances of common stock (in shares)		64,446
Issuances of common stock	680	0	680	0	0
Grant of non-vested shares of common stock (in shares)		718,010
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(147,971)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		12,436
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	2	(2)	0	0
Tax benefits (deficits) realized from stock based compensation	(1,892)	0	(1,892)	0	0
Stock-based compensation	13,267		13,267	0	0
Balance at Dec. 31, 2009	440,408	374	376,647	40,481	22,906
Balance (in shares) at Dec. 31, 2009		38,668,882
Net income	17,841	0	0	17,841	0
Foreign currency tanslation	(826)	0	0	0	(826)
Unrealized (gain) loss on marketable securities	75	0	0	0	75
Minimum pension liability adjustment	18	0	0	0	18
Total comprehensive income loss	17,108
Issuances of common stock (in shares)		79,976
Issuances of common stock	663	1	662	0	0
Grant of non-vested shares of common stock (in shares)		504,999
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(110,540)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		28,184
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	4	(4)	0	0
Tax benefits (deficits) realized from stock based compensation	(424)	0	(424)	0	0
Stock-based compensation	13,217	0	13,217	0	0
Balance at Dec. 31, 2010	470,972	379	390,098	58,322	22,173
Balance (in shares) at Dec. 31, 2010		39,171,501
Net income	(5,143)		0	(5,143)	0
Foreign currency tanslation	(2,102)		0	0	(2,102)
Unrealized loss on derivative isntruments, net of $600 taxes	(1,014)				(1,014)
Unrealized (gain) loss on marketable securities	(33)	0	0	0	(33)
Minimum pension liability adjustment	37	0	0	0	37
Total comprehensive income loss	(8,255)
Issuances of common stock (in shares)		45,518
Issuances of common stock	540	1	539	0	0
Grant of non-vested shares of common stock (in shares)		403,084
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(354,774)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		40,789
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	4	(4)	0	0
Tax benefits (deficits) realized from stock based compensation	(3,869)		(3,869)	0	0
Stock-based compensation	9,076		9,076	0	0
Balance at Dec. 31, 2011	$ 468,464	$ 384	$ 395,840	$ 53,179	$ 19,061
Balance (in shares) at Dec. 31, 2011		39,306,118

Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income Parenthetical (USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Reclassification Adjustment for Write-down of Securities Included in Net Income, Tax	$ 600

Organization and Description of Business	12 Months Ended
Dec. 31, 2011
Organization and Description of Business [Abstract]
Organization and Description of Business
1. Organization and Description of Business
Wright Medical Group, Inc., through Wright Medical Technology, Inc. and other operating subsidiaries (Wright), is a global orthopaedic medical device company specializing in the design, manufacture and marketing of devices and biologic products for extremity, hip and knee repair and reconstruction. We are a leading provider of surgical solutions for the foot and ankle market. Our products are sold primarily through a network of employee sales representatives and independent sales representatives in the United States (U.S.) and by a combination of employee sales representatives, independent sales representatives and stocking distributors outside the U.S. We promote our products in approximately 60 countries with principal markets in the U.S., Europe, Canada, Australia and Japan. We are headquartered in Arlington, Tennessee.
From January 1, 2009 until December 31, 2011, we operated our business as one operating segment, orthopaedics products. During the first quarter of 2012, our management, including our chief executive officer, who is our chief operating decision maker, began managing our operations as two reportable business segments based on the two primary markets that we operate within: Extremities and OrthoRecon. These consolidated financial statements and related footnotes, including prior year financial information, are presented as if there were two reporting segments for all periods presented.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Principles of Consolidation. The accompanying consolidated financial statements include our accounts and those of our wholly owned U.S. and international subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant areas requiring the use of management estimates relate to revenue recognition, the determination of allowances for doubtful accounts and excess and obsolete inventories, the evaluation of goodwill and long-lived assets, product liability claims and other litigation, income taxes, stock-based compensation, accounting for business combinations, and accounting for restructuring charges.
Cash and Cash Equivalents. Cash and cash equivalents include all cash balances and short-term investments with original maturities of three months or less.
Inventories. Our inventories are valued at the lower of cost or market on a first-in, first-out (FIFO) basis. Inventory costs include material, labor costs and manufacturing overhead. We regularly review inventory quantities on hand for excess and obsolete inventory and, when circumstances indicate, we incur charges to write down inventories to their net realizable value. Our review of inventory for excess and obsolete quantities is based primarily on our estimated forecast of product demand and production requirements for the next twenty-four months. Charges incurred to write down excess and obsolete inventory to net realizable value included in “Cost of sales” were approximately $16.7 million, $9.3 million, and $12.5 million for the years ended December 31, 2011, 2010, and 2009, respectively.
Additionally, in 2011, we recorded charges of approximately $2.5 million associated with the cost restructuring announced in the third quarter of 2011 for the reduction of the size of our international product portfolio.
Product Liability Claims and Other Litigation. In the third quarter of 2011, as a result of an increase in the number of claims associated with fractures of our long PROFEMUR® titanium modular necks in North America and an increase in the monetary amount of those claims, management recorded a provision for current and future claims associated with fractures of this product. See Note 18 for further description of this provision.
Future revisions in our estimates of these provisions could materially impact our results of operations and financial position. We maintain insurance coverage that limits the severity of any single claim as well as total amounts incurred per policy year, and we believe our insurance coverage is adequate. We use the best information available to us in determining the level of accrued product liabilities, and we believe our accruals are adequate.
We are also involved in legal proceedings involving other product liability claims and contract, patent protection and other matters. We make provisions for claims specifically identified for which we believe the likelihood of an unfavorable outcome is probable and an estimate of the amount of loss can be developed. We have recorded at least the minimum estimated liability related to those claims where a range of loss has been established. Our accrual for product liability claims at December 31, 2011 was $23.7 million, of which $23.3 million was for our accrual related to long PROFEMUR® titanium modular necks in North America. We maintain insurance coverage that limits our self-insured risk per policy year, and have recorded an estimate of the probable recovery related to open claims. The estimated insurance proceeds are for current and projected claims through the end of our current coverage period, which ends in August 2012. Our accrual for product liability claims was $1.8 million at December 31, 2010. We recognize legal fees as an expense in the period incurred.
Property, Plant and Equipment. Our property, plant and equipment is stated at cost. Depreciation, which includes amortization of assets under capital lease, is generally provided on a straight-line basis over the estimated useful lives generally based on the following categories:

Land improvements	15	to	25	years
Buildings	10	to	45	years
Machinery and equipment	3	to	12	years
Furniture, fixtures and office equipment	1	to	14	years
Surgical instruments			6	years

Expenditures for major renewals and betterments, including leasehold improvements, that extend the useful life of the assets are capitalized and depreciated over the remaining life of the asset or lease term, if shorter. Maintenance and repair costs are charged to expense as incurred. Upon sale or retirement, the asset cost and related accumulated depreciation are eliminated from the respective accounts and any resulting gain or loss is included in income.
Intangible Assets and Goodwill. Goodwill is recognized for the excess of the purchase price over the fair value of net assets of businesses acquired. Goodwill is required to be tested for impairment at least annually. Unless circumstances otherwise dictate, the annual impairment test is performed in the fourth quarter. Accordingly, during the fourth quarter of 2011, we evaluated goodwill for impairment and determined that goodwill was not impaired.
Our intangible assets with estimable useful lives are amortized on a straight line basis over their respective estimated useful lives to their estimated residual values This method of amortization approximates the expected future cash flow generated from their use. Definite lived intangibles are reviewed for impairment in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Section 360, Property, Plant and Equipment (FASB ASC 360). The weighted average amortization periods for completed technology, distribution channels, trademarks, licenses, customer relationships and other intangible assets are 10 years, 10 years, 7 years, 11 years, 10 years and 6 years, respectively. The weighted average amortization period of our intangible assets on a combined basis is 10 years. Additionally, we have three indefinite lived trademarks and one in-process research and development (IPRD) intangible asset. These indefinite lived intangible assets are not amortized, but are instead tested for impairment at least annually in accordance with the provisions of FASB ASC Section 350, Intangibles - Goodwill and Other.
Valuation of Long-Lived Assets. Management periodically evaluates carrying values of long-lived assets, including property, plant and equipment and intangible assets, when events and circumstances indicate that these assets may have been impaired. We account for the impairment of long-lived assets in accordance with FASB ASC 360. Accordingly, we evaluate impairment of our property, plant and equipment based upon an analysis of estimated undiscounted future cash flows. If it is determined that a change is required in the useful life of an asset, future depreciation and amortization is adjusted accordingly. Alternatively, should we determine that an asset is impaired, an adjustment would be charged to income based on the difference between the asset’s fair market value and the asset's carrying value.
Allowances for Doubtful Accounts. We experience credit losses on our accounts receivable and, accordingly, we must make estimates related to the ultimate collection of our accounts receivable. Specifically, management analyzes our accounts receivable, historical bad debt experience, customer concentrations, customer credit-worthiness and current economic trends when evaluating the adequacy of our allowance for doubtful accounts.
The majority of our accounts receivable are from hospitals, many of which are government funded. Accordingly, our collection history with this class of customer has been favorable. Historically, we have experienced minimal bad debts from our hospital customers and more significant bad debts from certain international stocking distributors, typically as a result of specific financial difficulty or geo-political factors. We write off accounts receivable when we determine that the accounts receivable are uncollectible, typically upon customer bankruptcy or the customer’s non-response to continued collection efforts. Our allowance for doubtful accounts totaled $8.5 million and $9.5 million at December 31, 2011 and 2010, respectively, which includes a $0.6 million provision recorded in 2011 and $5.6 million recorded in 2009 for potential losses related to the trade receivable balance of our stocking distributor in Turkey.
Concentration of Credit Risk. Financial instruments which potentially subject us to concentrations of credit risk consist principally of accounts receivable. Management attempts to minimize credit risk by reviewing customers’ credit history before extending credit and by monitoring credit exposure on a regular basis. An allowance for possible losses on accounts receivable is established based upon factors surrounding the credit risk of specific customers, historical trends and other information. Collateral or other security is generally not required for accounts receivable. As of December 31, 2011 and 2010, the balance due from our stocking distributor in Turkey was $6.8 million and $8.9 million, respectively. As of December 31, 2011 and 2010, we have recorded an allowance for doubtful accounts of $6.2 million and $5.6 million , respectively, for potential losses related to the trade receivable.
In addition to the stocking distributor in Turkey, our next ten largest international stocking distributors have net trade receivable balances totaling approximately $15.3 million as of December 31, 2011. It is at least reasonably possible that changes in global economic conditions and/or local operating and economic conditions in the regions these distributors operate, or other factors, could affect the future realization of these accounts receivable balances.
Concentrations of Supply of Raw Material. We rely on a limited number of suppliers for the components used in our products. Our reconstructive joint devices are produced from various surgical grades of titanium, cobalt chrome, stainless steel, various grades of high density polyethylenes, and ceramics. We rely on one source to supply us with a certain grade of cobalt chrome alloy and one supplier for the silicone elastomer used in some of our extremity products, and one supplier of ceramics for use in our hip products. For certain human biologic products, we depend on one supplier of demineralized bone matrix (DBM) and cancellous bone matrix (CBM). We rely on one supplier for our GRAFTJACKET® family of soft tissue repair and graft containment products, and one supplier for our xenograph bone wedge product. Porcine biologic soft tissue graft, BIOTAPE® XM relies on a single source supplier as well. We maintain adequate stock from these suppliers in order to meet market demand.
Income Taxes. Income taxes are accounted for pursuant to the provisions of FASB ASC Section 740, Income Taxes (FASB ASC 740). Our effective tax rate is based on income by tax jurisdiction, statutory rates and tax saving initiatives available to us in the various jurisdictions in which we operate. Significant judgment is required in determining our effective tax rate and evaluating our tax positions. This process includes assessing temporary differences resulting from differing recognition of items for income tax and financial accounting purposes. These differences result in deferred tax assets and liabilities, which are included within our consolidated balance sheet. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
We provide for unrecognized tax benefits based upon our assessment of whether a tax position is “more-likely-than-not” to be sustained upon examination by the tax authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying tax position.
Other Taxes. Taxes assessed by a governmental authority that are imposed concurrent with our revenue transactions with customers are presented on a net basis in our consolidated statement of operations.
Revenue Recognition. Our revenues are primarily generated through two types of customers, hospitals and surgery centers, and stocking distributors, with the majority of our revenue derived from sales to hospitals. Our products are primarily sold through a network of employee sales representatives and independent sales representatives in the U.S. and by a combination of employee sales representatives, independent sales representatives, and stocking distributors outside the U.S. Revenues from sales to hospitals are recorded when the hospital takes title to the product, which is generally when the product is surgically implanted in a patient.
We record revenues from sales to our stocking distributors outside the U.S. at the time the product is shipped to the distributor. Stocking distributors, who sell the products to their customers, take title to the products and assume all risks of ownership. Our distributors are obligated to pay within specified terms regardless of when, if ever, they sell the products. In general, the distributors do not have any rights of return or exchange; however, in limited situations we have repurchase agreements with certain stocking distributors. Those certain agreements require us to repurchase a specified percentage of the inventory purchased by the distributor within a specified period of time prior to the expiration of the contract. During those specified periods, we defer the applicable percentage of the sales. Approximately $0.2 million and $0.3 million of deferred revenue related to these types of agreements was recorded at December 31, 2011 and 2010, respectively.
We must make estimates of potential future product returns related to current period product revenue. We develop these estimates by analyzing historical experience related to product returns. Judgment must be used and estimates made in connection with establishing the allowance for sales returns in any accounting period. An allowance for sales returns of $0.5 million and $0.6 million is included as a reduction of accounts receivable at December 31, 2011 and 2010, respectively.
In 2011, we entered into a trademark license agreement (License Agreement) with KCI Medical Resources, a subsidiary of Kinetic Concepts, Inc (KCI). In exchange for $8.5 million, of which $5.5 million was received immediately and the remaining $3 million was received in January 2012, the License Agreement provides KCI with a non-transferable license to use our trademarks associated with our GRAFTJACKET® line of products in connection with the marketing and distribution of KCI's soft tissue graft containment products used in the wound care field, subject to certain exceptions. License revenue is being recognized over 12 years on a straight line basis.
Shipping and Handling Costs. We incur shipping and handling costs associated with the shipment of goods to customers, independent distributors and our subsidiaries. Amounts billed to customers for shipping and handling of products are included in net sales. Costs incurred related to shipping and handling of products are included in cost of sales. All other shipping and handling costs are included in selling, general and administrative expenses.
Research and Development Costs. Research and development costs are charged to expense as incurred.
Foreign Currency Translation. The financial statements of our international subsidiaries whose functional currency is the local currency are translated into U.S. dollars using the exchange rate at the balance sheet date for assets and liabilities and the weighted average exchange rate for the applicable period for revenues, expenses, gains and losses. Translation adjustments are recorded as a separate component of comprehensive income in stockholders’ equity. Gains and losses resulting from transactions denominated in a currency other than the local functional currency are included in “Other expense, net” in our consolidated statement of operations.
In accordance with FASB ASC Section 830, Foreign Currency Matters, we are required to recognize the cumulative translation adjustment (CTA) balance from stockholders’ equity upon the complete or substantially complete liquidation of a foreign subsidiary. During 2009, we wrote-off approximately $2.6 million from the CTA balance for the substantially complete liquidation of two of our French subsidiaries and our subsidiary in Spain. This net cumulative foreign currency loss is included in “Other expense, net” in our consolidated statements of operations.
Pension Benefits. Our subsidiary in Japan provides benefits to employees under a plan that we account for as a defined benefit plan in accordance with FASB ASC Section 715, Compensation — Retirement Benefits. This plan is unfunded and determining the minimum pension liability requires the use of assumptions and estimates, including discount rates and mortality rates, and actuarial methods. Our minimum pension liability totaled $2.3 million and $2.2 million as of December 31, 2011 and 2010, respectively.
Comprehensive Income. Comprehensive income is defined as the change in equity during a period related to transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. The difference between our net income and our comprehensive income is attributable to foreign currency translation, unrealized gains and losses (net of taxes) on our derivative instrument, adjustments to our minimum pension liability, and unrealized gains and losses on our available-for-sale marketable securities.
Stock-Based Compensation. We account for stock-based compensation in accordance with FASB ASC Section 718, Compensation — Stock Compensation (FASB ASC 718). Under the fair value recognition provisions of FASB ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period. The determination of the fair value of stock-based payment awards, such as options, on the date of grant using an option-pricing model is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables, which include the expected life of the award, the expected stock price volatility over the expected life of the awards, expected dividend yield and risk-free interest rate.
We recorded stock-based compensation expense of $9.1 million for the year ended December 31, 2011, and $13.2 million during both of the years ended 2010 and 2009. See Note 15 for further information regarding our stock-based compensation assumptions and expenses.
Fair Value of Financial Instruments. The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximates the fair value of these financial instruments at December 31, 2011 and 2010 due to their short maturities or variable rates.
The carrying amount of debt outstanding pursuant to our credit facility approximates fair value as interest rates on these instruments approximate current market rates. See Note 9 for additional information regarding the credit facility.
The $29.1 million of our convertible senior notes are carried at cost. The estimated fair value of the senior notes was approximately $27 million at December 31, 2011 based on a limited number of trades and does not necessarily represent the value at which the entire convertible note portfolio can be retired.
FASB ASC Section 820, Fair Value Measurements and Disclosures requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1:	Financial instruments with unadjusted, quoted prices listed on active market exchanges.

Level 2:
Financial instruments determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3:
Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

We use a third-party provider to determine fair values of our available-for-sale marketable securities. The third-party provider receives market prices for each marketable security from a variety of industry standard data providers, security master files from large financial institutions and other third-party sources with reasonable levels of price transparency. The third-party provider uses these multiple prices as inputs into a pricing model to determine a weighted average price for each security. We classify our U.S. Treasury bills and bonds as Level 1 based upon quoted prices in active markets. All other marketable securities are classified as Level 2 based upon the other than quoted prices with observable market data. These include municipal debt securities, U.S agency debt securities, corporate debt securities, certificates of deposits and time deposits.
During the quarter ended March 31, 2011, we corrected an immaterial error in the footnotes to our 2010 Form 10-K related to the fair value hierarchy classification of certain available-for-sale marketable securities. As of December 31, 2010, municipal debt securities, U.S. agency debt securities, and corporate debt securities with fair values of $0.9 million, $14.5 million, and $3.2 million, respectively, all of which are Level 2 fair value measurements, were incorrectly classified as Level 1 fair value measurements. The table below has been corrected to reflect the appropriate fair value hierarchy classification as of December 31, 2010. This error is not considered material to the 2010 consolidated financial statements.
The following table summarizes the valuation of our financial instruments (in thousands):

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2011
Assets
Cash and cash equivalents	$153,642	$153,642	$—	$—
Available-for-sale marketable securities
Municipal debt securities	508	—	508	—
U.S. agency debt securities	2,498	—	2,498	—
Corporate debt securities	15,093	—	15,093	—
Total available-for-sale marketable securities	18,099	—	18,099	—

	$171,741	$153,642	$18,099	$—
Liabilities
Interest rate swap	1,662	—	1,662	—
Contingent consideration	1,704	—	—	1,704
	$3,366	$—	$1,662	$1,704

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2010
Assets
Cash and cash equivalents	$153,261	$153,261	$—	$—
Available-for-sale marketable securities
Municipal debt securities	897	—	897	—
U.S. agency debt securities	14,511	—	14,511	—
Certificates of deposits	38	—	38	—
Corporate debt securities	3,183	—	3,183	—
U.S. government debt securities	13,045	13,045	—	—
Total available-for-sale marketable securities	31,674	13,045	18,629	—

Held-to-maturity time deposits	4,671	—	4,671	—
	$189,606	$166,306	$23,300	$—
Liabilities
Contingent consideration	356	—	—	356
	$356	$—	$—	$356

As part of the acquisition of EZ Concepts Surgical Device Corporation, d/b/a EZ Frame (EZ Frame acquisition), completed in 2010, we may be obligated to pay contingent consideration of up to $0.4 million upon the achievement of certain revenue milestones. The $0.4 million fair value of the contingent consideration as of the acquisition date was determined using a discounted cash flow model and probability adjusted estimates of the future earnings and is classified in Level 3. This obligation is included in current liabilities in our 2011 consolidated balance sheet. Changes in the fair value of contingent consideration are recorded in our consolidated statements of operations.
As part of the acquisition of CCI® Evolution Mobile Bearing Total Ankle Replacement system (CCI acquisition), completed in 2011, we recorded a contingent liability for royalty payments associated with future sales of this product. The $1.3 million fair value of the contingent consideration as of the acquisition date was determined using a discounted cash flow model and probability adjusted estimates of the future revenues and is classified in Level 3. An obligation of $0.1 million was recorded in current liabilities and an obligation of $1.2 million recorded in long term liabilities in our 2011 consolidated balance sheet. Changes in the fair value of contingent consideration will be recorded in our consolidated statements of operations.
The $1.3 million increase in instruments with Level 3 valuations during 2011 is attributable to the contingent consideration associated with the CCI acquisition in 2011, and a $15,000 loss recognized in earnings related to the change in fair value of the contingent consideration associated with the EZ Frame acquisition.
Derivative Instruments. We account for derivative instruments and hedging activities under FASB ASC Section 815, Derivatives and Hedging (FASB ASC 815). Accordingly, all of our derivative instruments are recorded in the accompanying consolidated balance sheets as either an asset or liability and measured at fair value. The changes in the derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.
We employ a derivative program using 30-day foreign currency forward contracts to mitigate the risk of currency fluctuations on our intercompany receivable and payable balances that are denominated in foreign currencies. These forward contracts are expected to offset the transactional gains and losses on the related intercompany balances. These forward contracts are not designated as hedging instruments under FASB ASC 815. Accordingly, the changes in the fair value and the settlement of the contracts are recognized in the period incurred in the accompanying consolidated statements of operations.
We recorded a net loss of $0.9 million, a net loss of $2.6 million and a net gain of $0.7 million for the years ended December 31, 2011, 2010 and 2009, respectively, on foreign currency contracts, which are included in “Other expense, net” in our consolidated statements of operations. These losses substantially offset translation gains recorded on our intercompany receivable and payable balances, also included in “Other expense, net.” At December 31, 2011 and 2010, we had no foreign currency contracts outstanding.
Additionally, we entered into an interest rate swap to hedge a portion of our variable interest rate obligations. The interest rate swap has been accounted for as a cash flow hedge in accordance with FASB ASC Topic 815. See Note 11 for further disclosure on our interest rate swap.
Reclassifications. Certain prior year amounts in the notes to consolidated financial statements have been reclassified to conform to the current year presentation.
Supplemental Cash Flow Information. Cash paid for interest and income taxes was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest	$6,162	$5,524	$5,492
Income taxes	$7,006	$6,670	$10,419

In 2011 and 2010, we entered into capital leases of approximately $0.2 million and $2.5 million, respectively. We entered into insignificant amounts of capital leases during 2009.
Recent Accounting Pronouncements. The FASB has issued several Accounting Standards Updates (ASU) that will be effective in 2012. New guidance on fair value measurements (ASU 2011-04) and on presentation of other comprehensive income (ASU 2011-05) will not have a significant impact on our consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions
3. Acquisitions
On October 26, 2011, we completed the acquisition of certain assets of the patented CCI® Evolution Mobile Bearing Total Ankle Replacement system with Van Straten Medical B.V. The purchase consideration consists of a cash payment of $5.6 million and a contingent liability of $1.3 million for estimated future royalty payments. The estimated royalties payments are based on future sales; therefore, we cannot estimate the total amount of contingent consideration that will be paid.
The operating results from this acquisition are included in the consolidated financial statements from the acquisition date.
The acquisition was recorded by allocating the costs of the assets acquired based on their estimated fair values at the acquisition date. The excess of the cost of the acquisition over the fair value of the assets acquired is recorded as goodwill. The following is a summary of the estimated fair values of the assets acquired (in thousands):

Inventory	$388
Property, plant and equipment	149
Intangible assets	6,435
Total assets acquired	$6,972

Of the $6.4 million recognized as intangible assets, $0.1 million was assigned to trademarks (indefinite life), $1.8 million was assigned to completed technology (10 year life), $0.5 million was assigned to other intangible assets (7 year life), and $4.0 million to goodwill. We expect the total amount of goodwill from this transaction to be deductible for tax purposes.

All goodwill related to this acquisition was allocated to our Extremities segment.

Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories	4. Inventories Inventories consist of the following (in thousands):

	December 31,
	2011	2010
Raw materials	$8,860	$8,962
Work-in-process	19,363	24,723
Finished goods	136,377	132,654
	$164,600	$166,339

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
5. Marketable Securities
We have historically invested in treasury bills, government and agency bonds, and certificates of deposit with maturity dates of less than 12 months. Our investments in these marketable securities are classified as available-for-sale securities in accordance with FASB ASC Topic 320, Investments — Debt and Equity Securities. These securities are carried at their fair value, and all unrealized gains and losses are recorded within other comprehensive income. In the third quarter of 2010, we invested in a bank deposit with an initial maturity date of 12 months. This investment was classified as held-to-maturity at December 31, 2010 and carried at its amortized cost. Marketable securities are classified as current for those expected to mature or be sold within 12 months and the remaining portion is classified as non-current. The cost of investment securities sold is determined by the specific identification method.
As of December 31, 2011 and 2010, we had current marketable securities totaling $13.6 million and $19.2 million, respectively, consisting of investments in treasury bills, government, municipal and agency bonds, corporate bonds, and certificates of deposits, all of which are valued at fair value using a market approach. In addition, we had noncurrent marketable securities totaling $4.5 million and $17.2 million as of December 31, 2011 and 2010, consisting of investments in municipal, agency, and corporate bonds, all of which are valued at fair value using a market approach.
The following tables present a summary of our marketable securities (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2011
Available-for-sale marketable securities
Municipal debt securities	$507	$1	$—	$508
U.S. agency debt securities	2,500	—	(2)	2,498
Corporate debt securities	15,089	4	—	15,093
Total available-for-sale marketable securities	$18,096	$5	$(2)	$18,099

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2010
Available-for-sale marketable securities
Municipal debt securities	$897	$—	$—	$897
U.S. agency debt securities	14,501	11	(1)	14,511
Certificates of deposits	38	—	—	38
Corporate debt securities	3,176	7	—	3,183
U.S. government debt securities	13,027	18	—	13,045
Total available-for-sale marketable securities	$31,639	$36	$(1)	$31,674

Held-to-maturity time deposits	$4,671	$—	$—	$4,671

Total marketable securities	$36,310	$36	$(1)	$36,345

The maturities of available-for-sale securities at December 31, 2011 are as follows:

	Available-for-Sale
	Cost Basis	Fair Value
Due in one year or less	$13,592	$13,597
Due after one year through two years	4,504	4,502
	$18,096	$18,099

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment
6. Property, Plant and Equipment
Property, plant and equipment consists of the following (in thousands):

	December 31,
	2011	2010
Land and land improvements	$5,628	$5,469
Buildings	30,543	30,024
Machinery and equipment	74,878	68,401
Furniture, fixtures and office equipment	57,299	42,584
Construction in progress	7,553	13,887
Surgical instruments	177,104	162,781
	353,005	323,146
Less: Accumulated depreciation	(192,721)	(164,899)
	$160,284	$158,247

The components of property, plant and equipment recorded under capital leases consist of the following (in thousands):

	December 31,
	2011	2010
Machinery and equipment	$2,663	$2,853
Furniture, fixtures and office equipment	639	405
	3,302	3,258
Less: Accumulated depreciation	(593)	(350)
	$2,709	$2,908

Depreciation expense approximated $40.2 million, $35.6 million, and $32.7 million for the years ended December 31, 2011, 2010, and 2009, respectively, and included depreciation of assets under capital leases.

Goodwill and Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles
7. Goodwill and Intangibles
From January 1, 2009 until December 31, 2011, we operated our business as one operating segment, orthopaedics products, and based on our single business unit approach to decision-making, planning and resource allocation, we determined that we had only one reporting unit for the purpose of evaluating goodwill for impairment.
During the first quarter of 2012, our management, including our chief executive officer, who is our chief operating decision maker, began managing our operations as two reportable business segments based on the two primary markets that we operate within: Extremities and OrthoRecon. As a result of the change in our reportable segments, we re-evaluated our reporting units for the purpose of evaluating goodwill for impairment and determined that each reportable segment represents a reporting unit.
The goodwill allocated to each reportable segment is based on the estimated relative fair value of each of our goodwill reporting units.
Changes in the carrying amount of goodwill occurring during the year ended December 31, 2011, are as follows (in thousands):

	OrthoRecon	Extremities	Total
Goodwill at December 31, 2010	$24,927	$29,245	$54,172
Goodwill associated with acquisition in 2011 (See Note 3)	—	3,984	3,984
Foreign currency translation	(104)	(132)	(236)
Goodwill at December 31, 2011	$24,823	$33,097	$57,920

The components of our identifiable intangible assets are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Indefinite life intangibles
IPRD technology	$278		$278
Trademarks	1,658		1,533
Total indefinite life intangibles	1,936		1,811

Definite life intangibles
Distribution channels	21,096	$20,057	20,719	$20,563
Completed technology	10,976	4,416	12,349	6,162
Licenses	5,721	2,478	5,613	2,040
Customer relationships	3,888	1,476	3,888	1,087
Trademarks	1,336	818	1,173	633
Other	3,905	1,882	2,859	1,426
Total definite life intangibles	46,922	$31,127	46,601	$31,911

Total intangibles	48,858		48,412
Less: Accumulated amortization	(31,127)		(31,911)
Intangible assets, net	$17,731		$16,501

Based on the intangible assets held at December 31, 2011, we expect to amortize approximately $2.8 million in 2012, $2.4 million in 2013, $2.2 million in 2014, $2.2 million in 2015, and $2.0 million in 2016.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
8. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31
	2011	2010
Employee benefits	$10,233	$11,469
Royalties	6,887	5,755
Taxes other than income	6,076	4,785
Commissions	5,230	6,892
Professional and legal fees	7,355	7,992
Contingent consideration	481	356
Cost improvement restructuring liability (see Note 17)	1,948	—
Product liability	6,377	1,766
Other	11,244	15,394
	$55,831	$54,409

Long-Term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Long-term Debt and Capital Lease Obligations [Abstract]
Long Term Debt and Capital Lease Obligations
9. Long-Term Debt and Capital Lease Obligations
Long-term debt and capital lease obligations consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Capital lease obligations	$1,814	$2,799
Term loan	144,375	—
Convertible Senior Notes	29,111	200,000
	175,300	202,799
Less: current portion	(8,508)	(1,033)
	$166,792	$201,766

In November 2007, we issued $200 million of 2.625% Convertible Senior Notes due 2014 (Notes). The Notes will mature on December 1, 2014. The Notes pay interest semiannually at an annual rate of 2.625% and are convertible into shares of our common stock at an initial conversion rate of 30.6279 shares per $1,000 principal amount of the Notes subject to adjustment upon the occurrence of specified events, which represents an initial conversion price of $32.65 per share. The holder of the Notes may convert at any time on or prior to the close of business on the business day immediately preceding the maturity date of Notes. Beginning on December 6, 2011, we may redeem the notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the Notes, plus accrued and unpaid interest, if the closing price of our common stock has exceeded 140% of the conversion price for at least 20 days during any consecutive 30-day trading period. Additionally, if we experience a fundamental change event, as defined in the indenture governing the Notes (Indenture), the holders may require us to purchase for cash all or a portion of the Notes, for 100% of the principal amount of the notes, plus accrued and unpaid interest. If upon a fundamental change event, a holder elects to convert its Notes, we may, under certain circumstances, increase the conversion rate for the Notes surrendered. The Notes are unsecured obligations and are effectively subordinated to (i) all of our existing and future secured debt, including our obligations under our credit agreement, to the extent of the value of the assets securing such debt, and (ii) because the Notes are not guaranteed by any of our subsidiaries, to all liabilities of our subsidiaries.
On February 10, 2011, we announced the commencement of a tender offer to purchase for cash any and all of our outstanding Notes. Upon expiration on March 11, 2011, we purchased $170.9 million aggregate principal amount of the Notes. As a result of this transaction, we recognized approximately $4.1 million for the write off of pro-rata unamortized deferred financing fees and for bank and legal fees associated with the purchase. As of December 31, 2011, $29.1 million aggregate principal amount of the Notes remain outstanding.
On February 10, 2011, we entered into an amended and restated revolving credit agreement (Senior Credit Facility). The Senior Credit Facility has revolver availability of $200 million and availability in a delayed draw term loan of up to $150 million. The total availability can be increased by up to an additional $100 million at our request and subject to the agreement of the lenders. Borrowings under the Senior Credit Facility will bear interest at the sum of a base rate or a Eurodollar rate plus an applicable margin that ranges from 0.0% to 2.75%, depending on the type of loan and our consolidated leverage ratio. The term of the Senior Credit Facility extends through February 10, 2016. As a result of this transaction, we incurred deferred financing charges of approximately $2.9 million, which will be amortized over the term of the Senior Credit Facility.
In March 2011, to fund the purchase of the Notes, we borrowed $150 million under the delayed draw term loan (Term Loan) facility available under our Senior Credit Facility. The Term Loan bears interest at a one month London Interbank Offered Rate (LIBOR) rate, plus a margin based on our consolidated leverage ratio as defined in the Senior Credit Facility. As of December 30, 2011, the one month LIBOR was 0.30% and the applicable margin was 2.25%. Quarterly repayments of the original principal amount of the Term Loan are required under the Senior Credit Facility, with the remaining principal amount due on February 10, 2016.
Currently, the calculation of our leverage ratio in our Senior Credit facility agreement does not add back cash restructuring charges and expenses associated with our DPA since its extension. In order to ensure compliance with our leverage ratio, it is possible that we may make an additional cash payment of $30 million to $50 million to reduce our debt during 2012. Because the restructuring charges and DPA expenses will not have an ongoing impact on our EBITDA calculation and debt covenant ratios, it is also possible that our Senior Credit facility will be amended to allow these charges as addbacks and therefore, we would not need to make the additional principal payment described above.  However, there can be no assurance the lender will grant these additional modifications to the current debt agreement.
In March 2011, we entered into an interest rate swap agreement, which we designated as cash flow hedge of the underlying variable rate obligation on our Term Loan. We did not have any interest rate swap agreements outstanding as of December 31, 2010. See Note 11 for additional information regarding the interest rate swap agreement.
Aggregate annual maturities of our long-term obligations at December 31, 2011, excluding capital lease obligations, are as follows (in thousands):

2012	$7,500
2013	13,125
2014	44,111
2015	20,625
2016	88,125
$173,486

As discussed in Note 6, we have acquired certain property and equipment pursuant to capital leases. At December 31, 2011, future minimum lease payments under capital lease obligations, together with the present value of the net minimum lease payments, are as follows (in thousands):

2012	$1,080
2013	849
2014	18
2015	3
2016	—
Total minimum payments	1,950
Less amount representing interest	(136)
Present value of minimum lease payments	1,814
Current portion	(1,008)
Long-term portion	$806

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
10. Other Long-Term Liabilities
Other long-term liabilities consist of the following (in thousands):

	December 31
	2011	2010
Unrecognized tax benefits (See Note 12)	$3,688	$3,221
Product liability (See Note 18)	17,273	—
Other	10,784	2,271
	$31,745	$5,492

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
11. Derivative Instruments and Hedging Activities
We account for derivatives in accordance with FASB ASC 815, which establishes accounting and reporting standards requiring that derivative instruments be recorded on the balance sheet as either an asset or liability measured at fair value. Additionally, changes in the derivative’s fair value shall be recognized currently in earnings unless specific hedge accounting criteria are met. If hedge accounting criteria are met for cash flow hedges, the changes in a derivative’s fair value are recorded in stockholders’ equity as a component of other comprehensive income, net of tax. These deferred gains and losses are recognized in income in the period in which the hedge item and hedging instrument affect earnings.
Interest Rate Hedging
On March 14, 2011, we entered into an interest rate swap intended to hedge our variable interest rate obligations with respect to a portion of the our Senior Credit Facility discussed in Note 9. This interest rate swap is a contract to exchange fixed rate payments for floating rate payments over the life of the agreement without the exchange of the underlying notional amount. The notional amount of the interest rate swap is used to measure interest to be paid or received and does not represent the amount of exposure to credit loss.
As of December 31, 2011, we had a $144.4 million loan outstanding under our Senior Credit Facility and one interest rate swap with a notional amount of $50 million. Under the terms of the interest rate swap agreement, we receive interest on the $50 million notional amount based on one-month LIBOR and we pay a fixed rate of 1.74%. This swap effectively converted $50 million of our variable-rate borrowings to fixed-rate borrowings beginning on March 31, 2011 and through February 27, 2015. The fair value of the interest rate swap as of December 31, 2011 was a liability of $1.7 million and is recorded within "Other liabilities" in our consolidated balance sheet.
In accordance with FASB ASC 815, we designated the above interest rate swap as a cash flow hedge and formally documented the relationship between the interest rate swap and the fixed rate borrowing, as well as our risk management objective and strategy for undertaking the hedge transaction. This process included linking the derivative to the specific liability or asset on the balance sheet. We assessed whether the derivative used in the hedging transaction was highly effective in offsetting changes in the cash flows of the hedged item at inception and will test both retrospectively and prospectively on an ongoing basis. The effective portion of unrealized gains (losses) on the derivative instrument used in the hedging transaction will be deferred as a component of accumulated other comprehensive income (AOCI) and will be recognized in earnings at the time the hedged item affects earnings. Any ineffective portion of the change in fair value will be immediately recognized in earnings. At December 31, 2011, because there was no ineffective portion of the interest rate swap, the total fair value of the liability was recorded to AOCI.
Counterparty Credit Risk
We manage our concentration of counterparty credit risk on our derivative instruments by limiting acceptable counterparties to major financial institutions with investment grade credit ratings, and by actively monitoring their credit ratings on an on-going basis. Therefore, we consider the credit risk of the counterparties to be low.
The following table summarizes the fair value and the presentation in the consolidated balance sheet as of December 31, 2011 (in thousands):

	Location on consolidated balance sheet	December 31, 2011
Interest rate swap	Other liabilities	$1,662

Amount of gain or (loss) recognized in AOCI during the year ended December 31, 2011 (Effective Portion)
Interest rate swap	$(1,662)

Derivatives not Designated as Hedging Instruments
We employ a derivative program using 30-day foreign currency forward contracts to mitigate the risk of currency fluctuations on our intercompany receivable and payable balances that are denominated in foreign currencies. These forward contracts are expected to offset the transactional gains and losses on the related intercompany balances. These forward contracts are not designated as hedging instruments under FASB ASC 815. Accordingly, the changes in the fair value and the settlement of the contracts are recognized in the period incurred in the accompanying consolidated statements of operations. At December 31, 2011, we had no foreign currency contracts outstanding.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
12. Income Taxes
The components of our income before income taxes are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
U.S.	$(15,738)	$24,507	$9,062
Foreign	9,083	6,414	6,550
(Loss)Income before income taxes	$(6,655)	$30,921	$15,612

The components of our provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current provision (benefit):
U.S.:
Federal	$2,956	$(11)	$10,229
State	416	1,160	1,003
Foreign	2,085	2,687	1,496
Total current provision	5,457	3,836	12,728
Deferred (benefit) provision:
U.S.:
Federal	(6,376)	9,166	(8,203)
State	(1,141)	375	(1,162)
Foreign	548	(297)	118
Total deferred (benefit) provision	(6,969)	9,244	(9,247)
Total (benefit) provision for income taxes	$(1,512)	$13,080	$3,481

A reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax provision at statutory rate	35.0%	35.0%	35.0%
State income taxes	10.3%	4.0%	2.9%
Change in valuation allowance	(5.9)%	1.8%	(6.0)%
Research and development credit	8.3%	(2.7)%	(4.2)%
Foreign income tax rate differences	4.5%	(3.5)%	(9.8)%
Non-deductible stock-based compensation expense	(5.9)%	2.0%	6.0%
Other non-deductible expenses	(4.4)%	5.3%	1.4%
Tax settlement	(15.6)%	—%	—%
Other, net	(3.6)%	0.4%	(3.0)%
Total	22.7%	42.3%	22.3%

The significant components of our deferred income taxes as of December 31, 2011 and 2010 are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$21,759	$18,675
General business credit carryforward	1,892	2,386
Reserves and allowances	40,623	26,726
Stock-based compensation expense	6,456	9,388
Other	7,840	6,540
Valuation allowance	(14,271)	(14,897)

Total deferred tax assets	64,299	48,818

Deferred tax liabilities:
Depreciation	23,734	15,037
Intangible assets	2,675	2,481
Other	5,029	866

Total deferred tax liabilities	31,438	18,384

Net deferred tax assets	$32,861	$30,434

Outside basis differences that have not been tax-effected in accordance with FASB ASC 740 are primarily related to undistributed earnings of certain of our foreign subsidiaries. Deferred tax liabilities for U.S. federal income taxes are not provided on the undistributed earnings of our foreign subsidiaries that are considered permanently reinvested. The determination of the amount of unrecognized deferred tax liabilities is not practicable.
At December 31, 2011, we had net operating loss carryforwards for U.S. federal income tax purposes of approximately $22.0 million, which begin to expire in 2018. Additionally, we had general business credit carryforwards of approximately $1.9 million, which begin to expire in 2017 and extend through 2031. At December 31, 2011, we had foreign net operating loss carryforwards of approximately $42.2 million, all of which do not expire.
Certain of our U.S. and foreign net operating losses and general business credit carryforwards are subject to various limitations. We maintain valuation allowances for those net operating losses and tax credit carryforwards that we do not expect to utilize due to these limitations and it is more likely than not that such tax benefits will not be realized.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2011	$3,221
Additions for tax positions related to current year	586
Additions for tax positions of prior years	999
Reductions for tax positions of prior years	(469)
Settlements	(591)
Foreign currency translation	(58)
Balance at December 31, 2011	$3,688

During the year ended December 31, 2011, we received an assessment from the Internal Revenue Service related to our 2008 U.S. federal income tax return, and recorded an increase to an uncertain tax position of approximately $0.5 million. As of December 31, 2011, our liability for unrecognized tax benefits totaled $3.7 million and is recorded in our consolidated balance sheet within “Other liabilities,” and all components, if recognized, would impact our effective tax rate. Our U.S. federal income taxes represent the substantial majority of our income taxes, and the Internal Revenue Service may begin examination of our 2009 and 2010 U.S. federal income tax return. It is therefore possible that our unrecognized tax benefits could change in the next twelve months.
We accrue interest required to be paid by the tax law for the underpayment of taxes on the difference between the amount claimed or expected to be claimed on the tax return and the tax benefit recognized in the financial statements. Management has made the policy election to record this interest as interest expense. As of December 31, 2011, accrued interest related to our unrecognized tax benefits totaled approximately $0.3 million which is recorded in our consolidated balance sheet within “Other liabilities.”
We file numerous consolidated and separate company income tax returns in the U.S. and in many foreign jurisdictions. We are no longer subject to foreign income tax examinations by tax authorities in significant jurisdictions for years before 2006. With few exceptions, we are subject to U.S. federal, state and local income tax examinations for years 2008 through 2010. However, tax authorities have the ability to review years prior to these to the extent that we utilize tax attributes carried forward from those prior years.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
13. Earnings Per Share
FASB ASC Section 260, Earnings Per Share, requires the presentation of basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is calculated to include any dilutive effect of our common stock equivalents. Our common stock equivalents consist of stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units, and convertible debt. The dilutive effect of the stock options, non-vested shares of common stock, stock-settled phantom stock units, and restricted stock units is calculated using the treasury-stock method. The dilutive effect of convertible debt is calculated by applying the “if-converted” method. This assumes an add-back of interest, net of income taxes, to net income as if the securities were converted at the beginning of the period. We determined that for the years ended December 31, 2009, 2010, and 2011, the convertible debt had an anti-dilutive effect on earnings per share and we therefore excluded it from the dilutive shares calculation. In addition, 136,000 common stock equivalents have been excluded from the computation of diluted net loss per share for the year ended December 31, 2011, because the effect is anti-dilutive as a result of our net loss.
The weighted-average number of common shares outstanding for basic and diluted earnings per share purposes is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Weighted-average number of common shares outstanding — basic	38,279	37,802	37,366
Common stock equivalents	—	159	77
Weighted-average number of common shares outstanding — diluted	38,279	37,961	37,443

The following potential common shares were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2011	2010	2009
Stock options	3,400	3,766	3,872
Non-vested shares, restricted stock units, and stock-settled phantom stock units	430	621	1,151
Convertible debt	1,909	6,126	6,126

Capital Stock	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Capital Stock	14. Capital Stock We are authorized to issue up to 100,000,000 shares of voting common stock. We have 60,693,882 shares of voting common stock available for future issuance at December 31, 2011.

Stock-based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans
15. Stock-Based Compensation Plans
We have three stock-based compensation plans which are described below. Amounts recognized in the consolidated financial statements with respect to these plans are as follows:

	Year Ended December 31,
	2011	2010	2009
Total cost of share-based payment plans	$9,076	$13,217	$13,267
Amounts capitalized as inventory and intangible assets	(1,392)	(1,353)	(1,361)
Amortization of capitalized amounts	1,424	1,313	1,285
Charged against income before income taxes	9,108	13,177	13,191
Amount of related income tax benefit recognized in income	(2,946)	(4,410)	(3,901)
Impact to net income	$6,162	$8,767	$9,290
Impact to basic earnings per share	$0.16	$0.23	$0.25
Impact to diluted earnings per share	$0.16	$0.23	$0.25

As of December 31, 2011, we had $15.8 million of total unrecognized compensation cost related to unvested stock-based compensation arrangements granted to employees. That cost is expected to be recognized over a weighted-average period of 2.5 years.
Equity Incentive Plans.
On December 7, 1999, we adopted the 1999 Equity Incentive Plan, which was subsequently amended and restated on July 6, 2001, May 13, 2003, May 13, 2004, May 12, 2005 and May 14, 2008 and amended on October 23, 2008. The 1999 Equity Incentive Plan expired December 7, 2009. The 2009 Equity Incentive Plan (the Plan) was adopted on May 13, 2009, which was subsequently amended and restated on May 13, 2010. The Plan authorizes us to grant stock options and other stock-based awards, such as non-vested shares of common stock, with respect to up to 11,917,051 shares of common stock, of which full value awards (such as non-vested shares) are limited to 2,729,555 shares. Under the plan, stock based compensation awards generally are exercisable in increments of 25% annually on each of the first through fourth anniversaries of the date of grant. All of the options issued under the plan expire after ten years. These awards are recognized on a straight-line basis over the requisite service period, which is generally four years. As of December 31, 2011, there were 2,355,501 shares available for future issuance under the Plan, of which full value awards are limited to 560,974 shares.
Stock options
We estimate the fair value of stock options using the Black-Scholes valuation model. The Black-Scholes option-pricing model requires the input of estimates, including the expected life of stock options, expected stock price volatility, the risk-free interest rate and the expected dividend yield. The expected life of options is estimated based on historical option exercise and employee termination data. The expected stock price volatility assumption was estimated based upon historical volatility of our common stock. The risk-free interest rate was determined using U.S. Treasury rates where the term is consistent with the expected life of the stock options. Expected dividend yield is not considered as we have never paid dividends and have no plans of doing so in the future. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data to estimate pre-vesting forfeitures and record stock-based compensation expense only for those awards that are expected to vest. The fair value of stock options is amortized on a straight-line basis over the respective requisite service period, which is generally the vesting period.
The weighted-average grant date fair value of stock options granted to employees in 2011, 2010, and 2009 was $5.97 per share, $7.11 per share, and $6.23 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option valuation model using the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Risk-free interest rate	1.0% - 2.0%	2.1% - 2.2%	2.1% - 2.6%
Expected option life	6 years	6 years	6 years
Expected price volatility	39%	40%	39%

A summary of our stock option activity during 2011 is as follows:

	Shares (000’s)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value* ($000’s)
Outstanding at December 31, 2010	3,741	$23.62
Granted	395	15.52
Exercised	(20)	10.44
Forfeited or expired	(1,356)	22.22
Outstanding at December 31, 2011	2,760	$23.23	4.73	$508
Exercisable at December 31, 2011	2,153	$24.79	3.65	$95
________________________________

*
The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 30, 2011, and the exercise price of the shares. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011

The total intrinsic value of options exercised during 2011, 2010, and 2009 was $0.1 million, $0.6 million, and $0.4 million, respectively.
A summary of our stock options outstanding and exercisable at December 31, 2011, is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$4.00 — $16.00	486	8.5	$15.46	84	$15.38
$16.01 — $24.00	991	4.5	20.79	851	21.18
$24.01 — $35.87	1,283	3.5	28.05	1,218	27.97
	2,760	4.7	$23.23	2,153	$24.79

Non-vested shares and stock settled phantom stock units and restricted stock units
We calculate the grant date fair value of non-vested shares of common stock, stock settled phantom stock units and restricted stock units using the closing sale prices on the trading day immediately prior to the grant date. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data to estimate pre-vesting forfeitures and record stock-based compensation expense only for those awards that are expected to vest.
We granted 483,000, 588,000, and 786,000 non-vested shares of common stock, stock settled phantom stock units and restricted stock units to employees with weighted-average grant-date fair values of $15.52 per share, $18.34 per share, and $15.57 per share during 2011, 2010, and 2009, respectively. The fair value of these shares will be recognized on a straight-line basis over the respective requisite service period, which is generally the vesting period.
During 2011, 2010 and 2009, we granted certain independent distributors and other non-employees non-vested shares of common stock of 28,000, 5,000 and 18,000 shares at a weighted-average grant date fair values of $15.27 per share, $18.20 per share and $16.76 per share, respectively.
A summary of our non-vested shares of common stock activity during 2011 is as follows:

	Shares (000’s)	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value* ($000’s)
Non-vested at December 31, 2010	1,316	$18.99
Granted	511	15.51
Vested	(420)	20.21
Forfeited	(380)	18.11
Non-vested at December 31, 2011	1,027	$17.08	$16,950
___________________

*
The aggregate intrinsic value is calculated as the market value of our common stock as of December 30, 2011. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011.

The total fair value of shares vested during 2011, 2010 and 2009 was $6.9 million, $6.3 million and $4.1 million, respectively.
Inducement Stock Options. During 2011, we granted 610,000 stock options under an Inducement Stock Option agreement with an exercise price of $16.03 to induce Robert J. Palmisano to commence employment with us as our Chief Executive Officer. These options vest over a three-year service period. We also granted 30,000 stock options with an exercise price of $18.33 to Julie Tracy, Senior Vice President, Chief Communications Officer, and 65,000 stock options with an exercise price of $16.23 to James Lightman, Senior Vice President, General Counsel, and Secretary, under Inducement Stock Option agreements. These options have substantially the same terms as grants made under the Plan. The grant date fair value of these options was $5.96, $6.82 and $6.13, respectively, which was calculated using the Black-Scholes option valuation model using the same assumptions as the stock options granted under the Plan. As of December 31, 2011, all of the options were outstanding, none of which were exercisable, with a remaining contractual life of 10 years.
Employee Stock Purchase Plan. On May 30, 2002, our shareholders approved and adopted the 2002 Employee Stock Purchase Plan (the ESPP). The ESPP authorizes us to issue up to 200,000 shares of common stock to our employees who work at least 20 hours per week. Under the ESPP, there are two six-month plan periods during each calendar year, one beginning January 1 and ending on June 30, and the other beginning July 1 and ending on December 31. Under the terms of the ESPP, employees can choose each plan period to have up to 5% of their annual base earnings, limited to $5,000, withheld to purchase our common stock. The purchase price of the stock is 85% of the lower of its beginning-of-period or end-of-period market price. Under the ESPP, we sold to employees approximately 26,000, 28,000, and 27,000 shares in 2011, 2010, and 2009, respectively, with weighted-average fair values of $4.92, $5.41, and $5.76 per share, respectively. As of December 31, 2011, there were 42,843 shares available for future issuance under the ESPP. During 2011, 2010, and 2009, we recorded nominal amounts of non-cash, stock-based compensation expense related to the ESPP.
In applying the Black-Scholes methodology to the purchase rights granted under the ESPP, we used the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Risk-free interest rate	0.3% - 0.4%	0.6% - 0.9%	0.9% - 1.1%
Expected option life	6 months	6 months	6 months
Expected price volatility	39%	40%	39%

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
16. Employee Benefit Plans
We sponsor a defined contribution plan under Section 401(k) of the Internal Revenue Code, which covers U.S. employees who are 21 years of age and over. Under this plan, we match voluntary employee contributions at a rate of 100% for the first 2% of an employee’s annual compensation and at a rate of 50% for the next 2% of an employee’s annual compensation. Employees vest in our contributions after three years of service. Our expense related to the plan was $1.8 million in 2011 and 2010 and $1.6 million in 2009.

Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring
17. Restructuring
On September 15, 2011, we announced plans to implement a cost restructuring plan to foster growth, enhance profitability and cash flow, and build stockholder value. We have implemented numerous initiatives to reduce spending, including streamlining select aspects of our international selling and distribution operations, reducing the size of our product portfolio, adjusting plant operations to align with our volume and mix expectations and rationalizing our research and development projects. In total, we reduced our workforce by approximately 80 employees, or 6%.
Management estimates that the pre-tax restructuring charges will total approximately $18 million to $25 million. We expect the remaining charges to be recorded during the first half of 2012.
These charges consist of the following estimates:

•	$6 million to $7 million of severance and other termination benefits;

•	$6 million to $8 million of contract terminations;

•	$3 million of non-cash asset impairment charges;

•	$2.5 million to $4 million of excess and obsolete inventory;

•	$0.5 million to $3 million of other cash and non-cash charges.
Charges associated with the restructuring recognized during 2011, are presented in the following table. All of the following amounts were recognized within “Restructuring charges” in our consolidated statement of operations, with the exception of the excess and obsolete inventory charges, which were recognized within "Cost of sales - restructuring".

(in thousands)	Year Ended
December 31, 2011
Severance and other termination benefits	$5,416
Contract terminations	5,977
Non-cash asset impairment charges	2,453
Excess and obsolete charges	2,471
Legal and professional fees	303
Other	256
Total restructuring charges	$16,876

Activity in the Cost Improvement restructuring liability for the year ended December 31, 2011, is presented in the following table (in thousands):

Beginning balance	$—
Charges:
Severance and other termination benefits	5,416
Contract terminations	5,977
Legal and professional fees	303
Other	256
Total Charges	11,952

Payments:
Severance and other termination benefits	(3,899)
Contract terminations	(5,729)
Legal and professional fees	(162)
Other	(78)
Total Payments	(9,868)

Changes in foreign currency translation	(136)
Cost Improvement restructuring liability at December 31, 2011	$1,948

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18. Commitments and Contingencies
Operating Leases. We lease certain equipment and office space under non-cancelable operating leases. Rental expense under operating leases approximated $12.3 million, $11.3 million, and $11.0 million for the years ended December 31, 2011, 2010, and 2009, respectively. In addition, in 2011, as a result of our restructuring efforts, we recorded approximately $0.4 million for terminations of operating leases. Future minimum payments, by year and in the aggregate, under non-cancelable operating leases with initial or remaining lease terms of one year or more, are as follows at December 31, 2011 (in thousands):

2012	$8,754
2013	5,626
2014	2,376
2015	453
2016	321
Thereafter	398
$17,928

Royalty and Consulting Agreements. We have entered into various royalty and other consulting agreements with third party consultants. We incurred royalty and consulting expenses of $0.2 million during each of the years ended December 31, 2011, 2010, and 2009, under non-cancelable contracts with minimum obligations that were contingent upon performance of services. The amounts in the table below represent minimum payments to consultants that are contingent upon future performance services. These fees are accrued when it is deemed probable that the performance thresholds are met. Future minimum payments under these agreements for which we have not recorded a liability are as follows at December 31, 2011 (in thousands):

2012	$147
2013	142
2014	142
2015	142
2016	142
Thereafter	—
$715

Purchase Obligations. We have entered into certain supply agreements for our products, which include minimum purchase obligations. During the years ended December 31, 2011, 2010, and 2009, we paid approximately $7.7 million, $6.1 million, and $3.1 million, respectively, under those supply agreements. At December 31, 2011, we have no further obligations of minimum purchases under those supply agreements.
Portions of our payments for operating leases, royalty and consulting agreements are denominated in foreign currencies and were translated in the tables above based on their respective U.S. dollar exchange rates at December 31, 2011. These future payments are subject to foreign currency exchange rate risk.
Governmental Inquiries. In December 2007, we received a subpoena from the United States Department of Justice (DOJ) through the United States Attorney’s Office for the District of New Jersey (USAO) requesting documents for the period January 1998 through the present related to any consulting and professional service agreements with orthopaedic surgeons in connection with hip or knee joint replacement procedures or products. This subpoena was served shortly after several of our knee and hip competitors agreed with the DOJ to resolutions of similar investigations.
On September 29, 2010, our wholly-owned subsidiary, Wright Medical Technology, Inc. (WMT), entered into a 12-month Deferred Prosecution Agreement (DPA) with the USAO and a Civil Settlement Agreement (CSA) with the United States. Under the DPA, the USAO filed a criminal complaint in the United States District Court for the District of New Jersey charging WMT with conspiracy to commit violations of the Anti-Kickback Statute (42 U.S.C. § 1320a-7b) during the years 2002 through 2007. The court deferred prosecution of the criminal complaint during the term of the DPA and the USAO agreed that if WMT complied with the DPA's provisions, the USAO would seek dismissal of the criminal complaint.
Pursuant to the CSA, WMT settled civil and administrative claims relating to the matter for a payment of $7.9 million without any admission by WMT. In conjunction with the CSA, WMT also entered into a five year Corporate Integrity Agreement (CIA) with the Office of the Inspector General of the United States Department of Health and Human Services (OIG-HHS). Pursuant to the DPA, an independent monitor is reviewing and evaluating WMT’s compliance with its obligations under the DPA. The DPA and the CIA were filed as Exhibits 10.3 and 10.2, respectively, to our current report on Form 8-K filed on September 30, 2010. The DPA has also been posted to our website. Each of the DPA and the CIA could be modified by mutual consent of the parties thereto.
As a result of the work of the independent monitor and WMT’s compliance program, the Board of Directors became aware of facts indicative of possible compliance issues. At the direction of the Nominating, Compliance and Governance Committee of the Board of Directors of WMT’s parent, Wright Medical Group, Inc. (WMGI), WMGI and WMT conducted an internal investigation with the assistance of outside counsel. The Board of Directors of WMGI received a report from outside counsel.
On May 4, 2011, our wholly-owned subsidiary Wright Medical Technology, Inc. (WMT) provided written notice to the independent monitor and to the United States Attorney's Office for the District of New Jersey (USAO) of credible evidence of serious wrongdoing, pursuant to a notification requirement in paragraph 20 of the Deferred Prosecution Agreement (DPA). On May 5, 2011, WMT received a letter from the USAO pursuant to paragraph 50 of the DPA stating that the USAO believed that WMT had knowingly and willfully breached material provisions of the DPA. The issues WMT is addressing relate to: (i) 42 U.S.C. § 1320a-7b(b) (also known as the “Anti-Kickback Statute”), specifically regarding certain employees' communications with a health care professional for consulting opportunities in a manner not consistent with WMT's compliance policy; (ii) the violation of Paragraph 25 of the DPA due to the communications with a healthcare professional noted above; and (iii) alleged violations of Paragraph 17 of the DPA due to WMT failure to provide information to the Monitor in a timely manner.
In order to resolve these issues, WMT has implemented a number of remedial measures, including: (i) taking appropriate personnel actions; (ii) enhancing its policies and employee training with respect to compliance with the requirements of paragraph 8 of the DPA, which requires all Company employees and agents to report suspected legal and policy violations, and paragraph 25 of the DPA, which governs interactions with consultants on the terms of consulting agreements and payment issues; (iii) reviewing its existing relationships with certain customers and taking appropriate further action where necessary with respect to these relationships; and (iv) clarifying lines of responsibility for making payments to consultants. WMT continues to provide ongoing employee training and to review its relationships with customers, and is developing a protocol for internal reporting and investigation of allegations of misconduct relating to senior management.
On September 15, 2011, WMT reached an agreement with the USAO and the OIG-HHS under which WMT voluntarily agreed to extend the term of its DPA for 12 months. As amended, the DPA will now expire on September 29, 2012. The USAO has agreed not to take any additional action regarding any breach of the DPA referenced in the aforementioned May 5, 2011 letter from the USAO unless it finds, prior to September 29, 2012, that WMT has committed a knowing, willful and uncured breach of a material provision of the DPA by its conduct after September 15, 2011 or by conduct before September 15, 2011 of which the independent monitor was not aware on that date. If WMT complies with all of the requirements of the amended DPA, the USAO will seek dismissal of the pending criminal complaint. On September 15, 2011, WMT also agreed with the OIG-HHS to an amendment to the Corporate Integrity Agreement (CIA) under which certain of WMT's substantive obligations under the CIA will now begin on September 29, 2012, when the amended DPA monitoring period expires. The term of the CIA has not changed, and will expire as previously provided on September 29, 2015. In connection with such amendment, the OIG-HHS informed WMT that it had no present intention, based on the information then known to it, to exercise its authority under Paragraph 51 of the DPA to exclude Wright from participation in federal healthcare programs based on any breach referenced in the May 5 letter unless the USAO were to take further action related to an alleged breach of the DPA by WMT.
The Company and the independent monitor continue their investigative activities pursuant to the DPA, and communications amongst WMT and the independent monitor, and other governmental agencies are ongoing. We are unable to predict the ultimate outcome of these activities.
As previously disclosed, at the direction of the Company's Board of Directors, WMT has continued to implement compliance measures and to take steps to enhance WMT's compliance environment. From time to time, WMT has provided, and may in the future provide, pursuant to Paragraph 20 of the DPA, written notices to the independent monitor and the USAO of “credible evidence of violations of 21 U.S.C. § 331,” a strict liability provision of the federal Food, Drug and Cosmetic Act (and any such notices have been and will be provided to the OIG-HHS). Paragraph 20 of the DPA requires WMT to provide written notice to the independent monitor and the USAO of credible evidence of violations of any criminal statute, regardless of whether any such violations are material. WMT has conducted a review of its clinical and regulatory affairs operations, and may conduct further reviews on an ongoing periodic basis. Although circumstances may change, the Company intends to disclose in its future filings with the Securities and Exchange Commission any additional occasions when WMT provides written notice under Paragraph 20 of the DPA or under the CIA only if such potential violation or violations, or any consequences therefrom, are required to be reported under U.S. federal securities laws.
The DPA and CIA impose certain obligations on WMT to maintain compliance with U.S. healthcare laws, regulations and other requirements. Our failure to do so could expose us to significant liability including, but not limited to, exclusion from federal healthcare program participation, including Medicaid and Medicare, which would have a material adverse effect on our financial condition, results of operations and cash flows, potential prosecution, including under the previously-filed criminal complaint, civil and criminal fines or penalties, and additional litigation cost and expense. A breach of the DPA or the CIA could result in an event of default under the Senior Credit Facility, which in turn could result in an event of default under the Indenture.
In addition to the USAO and OIG-HHS, other governmental agencies, including state authorities, could conduct investigations or institute proceedings that are not precluded by the terms of the settlements reflected in the DPA and the CIA. In addition, the settlement with the USAO and OIG-HHS could increase our exposure to lawsuits by potential whistleblowers, including under the federal false claims acts, based on new theories or allegations arising from the allegations made by the USAO. The costs of defending or resolving any such investigations or proceedings could have a material adverse effect on our financial condition, results of operations and cash flows.
Patent Litigation. In 2011, Howmedica Osteonics Corp. (Howmedica) and Stryker Ireland, Ltd. (Stryker), each a subsidiary of Stryker Corporation, filed a lawsuit against WMT in the United States District Court for the District of New Jersey (District Court) alleging that we infringed Howmedica and Stryker’s U.S. Patent No. 6,475,243 related to our LINEAGE® Acetabular Cup System and DYNASTY® Acetabular Cup System. The lawsuit seeks an order of infringement, injunctive relief, unspecified damages, and various other costs and relief and could impact a substantial portion of our knee product line. We believe, however, that we have strong defenses against these claims and plan to vigorously defend this lawsuit. Management does not believe that the outcome of this lawsuit will have a material adverse effect on our consolidated financial position or results of operations.
Product Liability. Claims for personal injury have been made against us associated with fractures of our PROFEMUR® titanium modular neck product.  The overall fracture rate for the product is low and the fractures appear, at least in part, to relate to patient demographics. Beginning in 2010, we began offering a cobalt-chrome version of our PROFEMUR® modular neck, which has greater strength characteristics than the alternative titanium version. Historically, we have reflected our liability for these claims as part of our standard product liability accruals on a case-by-case basis. However, during the third quarter of 2011, as a result of an increase in the number and monetary amount of claims, management determined an estimate of our liability to patients in North America who have previously required a revision following a fracture of a long PROFEMUR® titanium modular neck, or may require a revision in the future. Management has estimated that this aggregate liability ranges from approximately $23 million to $35 million. Any claims associated with this product outside of North America, or for any other products, will be managed as part of our standard product liability accruals.
Due to the uncertainty within our aggregate range of loss resulting from the estimation of the number of claims and related monetary payments, we have recorded a liability of $23.3 million, which represents the low-end of our estimated aggregate range of loss. We have classified $6.0 million of this liability as current in “Accrued expenses and other current liabilities” and $17.3 million as non-current in “Other liabilities” on our consolidated balance sheet. We expect to pay the majority of these claims within the next 4 years. We maintain insurance coverage that limits our self-insured risk per policy year, and have recorded an estimate of the probable recovery of approximately $3.7 million related to open claims within “Other current assets” and $4.7 million related to open claims within "Other assets" on our consolidated balance sheet. The estimated insurance proceeds are for current and projected claims through the end of our current coverage period, which ends in August 2012. As a result of the estimated insurance proceeds and the amount we had previously recorded under our historical product liability accrual methodology, we recorded a provision of $13.2 million within "Selling, general and administrative expenses" on our consolidated statements of operations during the quarter ended September 30, 2011, when we determined this liability.
We rely on significant estimates in determining our estimated liability for these claims, including the number of claims that we will receive and the amount we will pay per claim. The actual number of claims that we receive and the amount we pay per claim may differ from our estimates. These differences could result in further changes to our estimated liability, the impact of which cannot be estimated.
We have received a limited number of claims for personal injury associated with our metal-on-metal hip products. The number of claims have recently increased, we believe due to the increasing negative publicity in the industry regarding metal-on-metal hip products. To date, our metal-on-metal hip products have performed well clinically, and we intend to vigorously defend ourselves in these matters. We are currently accounting for these claims in accordance with our standard product liability accrual methodology on a case by case basis. Management does not believe that the outcome of claims will have a material adverse effect on our consolidated financial position or results of operations.
Employment Matters. In January and February 2012, three former employees, Cary Hagan, Frank Bono and Alicia Napoli, each filed separate lawsuits against WMT in the Chancery Court of Shelby County, Tennessee, asserting claims for retaliatory discharge and breach of contract based upon his or her respective Separation Pay Agreement.  In addition, Mr. Bono and Ms. Napoli each asserted a claim for defamation related to the press release issued at the time of their terminations and a wrongful discharge claim alleging violation of the Tennessee Public Protection Act.  Mr. Hagan, Mr. Bono and Ms. Napoli each claim that he or she is entitled to attorney fees in addition to other unspecified damages. We intend to vigorously defend each of these lawsuits.  However, since these lawsuits were filed very recently, we have not yet answered their complaints and are unable to assess the likelihood of an unfavorable outcome or estimate a potential range of loss, if any, at this time.
Other. We have received claims from health care professionals following the termination of certain contractual arrangements.  These matters are in the early stages of evaluation and management is unable to estimate the cost, if any, of ultimately resolving these claims. Accordingly, no provisions have been recorded in our financial statements related to these claims as of December 31, 2011.
In addition to those noted above, we are subject to various other legal proceedings, product liability claims, corporate governance, and other matters which arise in the ordinary course of business. In the opinion of management, the amount of liability, if any, with respect to these matters, will not materially affect our consolidated results of operations or financial position.

Segment Data	12 Months Ended
Dec. 31, 2011
Segment Data [Abstract]
Segment Data
19. Segment Data

From January 1, 2009 until December 31, 2011, we operated our business as one operating segment, orthopaedics products, which included the design, manufacture and marketing of devices and biologic products for extremity, hip, and knee repair and reconstruction. During the first quarter of 2012, our management, including our chief executive officer, who is our chief operating decision maker, began managing our operations as two reportable business segments based on the two primary markets that we operate within: Extremities and OrthoRecon. The following information is presented as if we managed our operations as two segments for the years ended December 31, 2011, 2010 and 2009.
Our Extremities segment includes products that are used primarily in foot and ankle repair, upper extremity products, and biologics products, which are used to replace damaged or diseased bone, to stimulate bone growth and to provide other biological solutions for surgeons and their patients. Our OrthoRecon segment includes products that are used primarily to replace or repair knee, hip and other joints and bones that have deteriorated or have been damaged through disease or injury. The Corporate category shown in the table below primarily reflects general and administrative expenses not specifically associated with the Extremities or OrthoRecon segments.
Management measures segment profitability using an internal performance measure that excludes non-cash, stock-based compensation expense, restructuring charges, costs associated with the deferred prosecution agreement, and inventory step-up amortization associated with acquisitions. Assets in the OrthoRecon and Extremities segments are those assets used exclusively in the operations of each business segment or allocated when used jointly. Assets in the Corporate category are principally cash and cash equivalents, marketable securities, property, plant and equipment, and assets associated with income taxes.
Our geographic regions consist of the United States, Europe (which includes the Middle East and Africa) and Other (which principally represents Latin America, Asia, Australia and Canada). Long-lived assets are those assets located in each region. Revenues attributed to each region are based on the location in which the products were sold.
Net sales of orthopaedic products by product line and information by geographic region are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
OrthoRecon
Hip	$173,201	$176,687	$167,869
Knees	123,988	128,854	122,178
Other	5,005	4,943	5,732
Total OrthoRecon	302,194	310,484	295,779

Extremities
Foot and Ankle	107,734	97,971	79,532
Upper Extremity	27,742	26,519	27,843
Biologics	69,409	79,231	79,120
Other	5,868	4,768	5,234
Total Extremities	210,753	208,489	191,729

Total Sales	$512,947	$518,973	$487,508

	Year Ended December 31,
	2011	2010	2009
Net sales by geographic region:
United States	$295,944	$309,983	$299,587
Europe	100,739	102,431	102,379
Other	116,264	106,559	85,542
Total	$512,947	$518,973	$487,508

	December 31,
	2011	2010
Long-lived assets:
United States	$131,745	$129,450
Europe	12,226	12,383
Other	16,313	16,414
Total	$160,284	$158,247

Our subsidiary in Japan represented approximately 13%, 11%, and 10% of our total net sales in 2011, 2010, and 2009, respectively. No other single foreign country accounted for more than 10% of our total net sales during 2011, 2010, or 2009.

Selected financial information related to our segments is presented below for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Year ended December 31, 2011
	OrthoRecon	Extremities	Corporate	Total
Sales	$302,194	$210,753	$—	$512,947
Depreciation expense	26,070	10,876	3,281	40,227
Amortization expense	458	2,412	—	2,870
Segment operating income	60,895	46,989	(49,139)	58,745
Other:
Non-cash, stock-based compensation				(9,108)
DPA related				(12,920)
Restructuring charges				(16,876)
Employment matters				(2,017)
Product liability provision				(13,199)
Inventory step-up amortization				(32)
Operating income				4,593
Interest expense, net				6,529
Other expense, net				4,719
(Loss) Income before taxes				$(6,655)
Capital expenditures	$19,031	$12,926	$15,000	$46,957
Total Assets	$303,018	$191,718	$259,844	$754,580

	Year ended December 31, 2010
	OrthoRecon	Extremities	Corporate	Total
Sales	$310,484	$208,489	$—	$518,973
Depreciation expense	24,793	8,723	2,043	35,559
Amortization expense	313	2,398	—	2,711
Segment operating income	55,295	44,700	(37,823)	62,172
Other:
Non-cash, stock-based compensation				(13,177)
DPA related				(10,902)
Restructuring charges				(919)
Operating income				37,174
Interest expense, net				6,123
Other expense, net				130
Income before taxes				$30,921
Capital expenditures	$27,492	$12,846	$8,700	$49,038
Total Assets	$306,245	$180,868	$268,126	$755,239

	Year ended December 31, 2009
	OrthoRecon	Extremities	Corporate	Total
Sales	$295,779	$191,729	$—	$487,508
Depreciation expense	23,236	7,735	1,746	32,717
Amortization expense	2,909	2,242	—	5,151
Segment operating income	37,459	50,087	(33,366)	54,180
Other:
Non-cash, stock-based compensation				(13,191)
DPA related				(7,845)
Restructuring charges				(3,544)
Write-down of international receivable				(5,579)
Inventory step-up amortization				(70)
Operating income				23,951
Interest expense, net				5,466
Other expense, net				2,873
Income before taxes				$15,612
Capital expenditures	$22,574	$9,925	$4,691	$37,190

Quarterly Results of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (unaudited)
20. Quarterly Results of Operations (unaudited):
The following table presents a summary of our unaudited quarterly operating results for each of the four quarters in 2011 and 2010, respectively (in thousands). This information was derived from unaudited interim financial statements that, in the opinion of management, have been prepared on a basis consistent with the financial statements contained elsewhere in this filing and include all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of such information when read in conjunction with our audited financial statements and related notes. The operating results for any quarter are not necessarily indicative of results for any future period.

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$135,386	$132,505	$118,184	$126,872
Cost of sales	38,768	41,504	36,185	40,449
Cost of sales - restructuring	—	—	1,900	571
Gross profit	96,618	91,001	80,099	85,852
Operating expenses:
Selling, general and administrative	74,825	70,821	83,581	72,361
Research and development	9,207	7,807	6,769	6,331
Amortization of intangible assets	690	677	721	782
Restructuring charges	—	—	12,132	2,273
Total operating expenses	84,722	79,305	103,203	81,747
Operating income (loss)	$11,896	$11,696	$(23,104)	$4,105
Net income (loss)	$3,592	$6,147	$(16,045)	$1,163
Net income (loss) per share, basic	$0.09	$0.16	$(0.42)	$0.03
Net income(loss) per share, diluted	$0.09	$0.16	$(0.42)	$0.03

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$131,244	$127,734	$121,708	$138,287
Cost of sales	40,141	39,934	37,989	40,392
Gross profit	91,103	87,800	83,719	97,895
Operating expenses:
Selling, general and administrative	76,438	67,774	64,877	73,324
Research and development	9,835	9,784	8,779	8,902
Amortization of intangible assets	649	634	708	720
Restructuring charges	544	461	134	(220)
Total operating expenses	87,466	78,653	74,498	82,726
Operating income	$3,637	$9,147	$9,221	$15,169
Net (loss) income	$(525)	$4,847	$4,650	$8,869
Net (loss) income per share, basic	$(0.01)	$0.13	$0.12	$0.23
Net (loss) income per share, diluted	$(0.01)	$0.13	$0.12	$0.22

Our operating income in 2011 included charges related to the U.S. government inquiries, for which we recognized $2.2 million, $2.4 million, $5.0 million, and $3.4 million during the first, second, third and fourth quarters of 2011, respectively. In addition, our operating income during the third and fourth quarters of 2011 included $14.0 million and $2.8 million of restructuring charges related to our cost improvement measures and, in the third quarter of 2011, included $13.2 million of charges related to the recognition of management estimate of our total liability for claims associated with previous and estimated future fractures of our PROFEMUR® long necks in North America. Net income in 2011 included the after-tax effect of these amounts and in the first quarter of 2011, the after-tax effects of approximately $4.1 million of expenses recognized for the write off of pro-rata unamortized deferred financing fees.
Our operating income in 2010 included charges related to the U.S. government inquiries and, in the fourth quarter of 2010, our DPA, for which we recognized $8.1 million, $0.6 million, $0.9 million and $1.3 million during the first, second, third and fourth quarters of 2010, respectively. Net income in 2010 included the after-tax effect of these amounts.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Principles of Consolidation Policy
Principles of Consolidation. The accompanying consolidated financial statements include our accounts and those of our wholly owned U.S. and international subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates Policy
Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant areas requiring the use of management estimates relate to revenue recognition, the determination of allowances for doubtful accounts and excess and obsolete inventories, the evaluation of goodwill and long-lived assets, product liability claims and other litigation, income taxes, stock-based compensation, accounting for business combinations, and accounting for restructuring charges.

Cash and Cash Equivalents Policy	Cash and Cash Equivalents. Cash and cash equivalents include all cash balances and short-term investments with original maturities of three months or less.
Inventory Policy
Inventories. Our inventories are valued at the lower of cost or market on a first-in, first-out (FIFO) basis. Inventory costs include material, labor costs and manufacturing overhead. We regularly review inventory quantities on hand for excess and obsolete inventory and, when circumstances indicate, we incur charges to write down inventories to their net realizable value. Our review of inventory for excess and obsolete quantities is based primarily on our estimated forecast of product demand and production requirements for the next twenty-four months.

Product Liability Policy
Product Liability Claims and Other Litigation. In the third quarter of 2011, as a result of an increase in the number of claims associated with fractures of our long PROFEMUR® titanium modular necks in North America and an increase in the monetary amount of those claims, management recorded a provision for current and future claims associated with fractures of this product. See Note 18 for further description of this provision.
Future revisions in our estimates of these provisions could materially impact our results of operations and financial position. We maintain insurance coverage that limits the severity of any single claim as well as total amounts incurred per policy year, and we believe our insurance coverage is adequate. We use the best information available to us in determining the level of accrued product liabilities, and we believe our accruals are adequate.
We are also involved in legal proceedings involving other product liability claims and contract, patent protection and other matters. We make provisions for claims specifically identified for which we believe the likelihood of an unfavorable outcome is probable and an estimate of the amount of loss can be developed. We have recorded at least the minimum estimated liability related to those claims where a range of loss has been established. Our accrual for product liability claims at December 31, 2011 was $23.7 million, of which $23.3 million was for our accrual related to long PROFEMUR® titanium modular necks in North America. We maintain insurance coverage that limits our self-insured risk per policy year, and have recorded an estimate of the probable recovery related to open claims. The estimated insurance proceeds are for current and projected claims through the end of our current coverage period, which ends in August 2012.

Property, Plant and Equipment Policy
Property, Plant and Equipment. Our property, plant and equipment is stated at cost. Depreciation, which includes amortization of assets under capital lease, is generally provided on a straight-line basis over the estimated useful lives generally based on the following categories:

Land improvements	15	to	25	years
Buildings	10	to	45	years
Machinery and equipment	3	to	12	years
Furniture, fixtures and office equipment	1	to	14	years
Surgical instruments			6	years

Expenditures for major renewals and betterments, including leasehold improvements, that extend the useful life of the assets are capitalized and depreciated over the remaining life of the asset or lease term, if shorter. Maintenance and repair costs are charged to expense as incurred. Upon sale or retirement, the asset cost and related accumulated depreciation are eliminated from the respective accounts and any resulting gain or loss is included in income.

Intangible Assets and Goodwill Policy
Intangible Assets and Goodwill. Goodwill is recognized for the excess of the purchase price over the fair value of net assets of businesses acquired. Goodwill is required to be tested for impairment at least annually. Unless circumstances otherwise dictate, the annual impairment test is performed in the fourth quarter. Accordingly, during the fourth quarter of 2011, we evaluated goodwill for impairment and determined that goodwill was not impaired.
Our intangible assets with estimable useful lives are amortized on a straight line basis over their respective estimated useful lives to their estimated residual values This method of amortization approximates the expected future cash flow generated from their use. Definite lived intangibles are reviewed for impairment in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Section 360, Property, Plant and Equipment (FASB ASC 360). The weighted average amortization periods for completed technology, distribution channels, trademarks, licenses, customer relationships and other intangible assets are 10 years, 10 years, 7 years, 11 years, 10 years and 6 years, respectively. The weighted average amortization period of our intangible assets on a combined basis is 10 years. Additionally, we have three indefinite lived trademarks and one in-process research and development (IPRD) intangible asset. These indefinite lived intangible assets are not amortized, but are instead tested for impairment at least annually in accordance with the provisions of FASB ASC Section 350, Intangibles - Goodwill and Other.

Valuation of Long-Lived Assets Policy
Valuation of Long-Lived Assets. Management periodically evaluates carrying values of long-lived assets, including property, plant and equipment and intangible assets, when events and circumstances indicate that these assets may have been impaired. We account for the impairment of long-lived assets in accordance with FASB ASC 360. Accordingly, we evaluate impairment of our property, plant and equipment based upon an analysis of estimated undiscounted future cash flows. If it is determined that a change is required in the useful life of an asset, future depreciation and amortization is adjusted accordingly. Alternatively, should we determine that an asset is impaired, an adjustment would be charged to income based on the difference between the asset’s fair market value and the asset's carrying value.

Allowance for Doubtful Accounts Policy
Allowances for Doubtful Accounts. We experience credit losses on our accounts receivable and, accordingly, we must make estimates related to the ultimate collection of our accounts receivable. Specifically, management analyzes our accounts receivable, historical bad debt experience, customer concentrations, customer credit-worthiness and current economic trends when evaluating the adequacy of our allowance for doubtful accounts.
The majority of our accounts receivable are from hospitals, many of which are government funded. Accordingly, our collection history with this class of customer has been favorable. Historically, we have experienced minimal bad debts from our hospital customers and more significant bad debts from certain international stocking distributors, typically as a result of specific financial difficulty or geo-political factors. We write off accounts receivable when we determine that the accounts receivable are uncollectible, typically upon customer bankruptcy or the customer’s non-response to continued collection efforts.

Concentration of Credit Risk Policy
Concentration of Credit Risk. Financial instruments which potentially subject us to concentrations of credit risk consist principally of accounts receivable. Management attempts to minimize credit risk by reviewing customers’ credit history before extending credit and by monitoring credit exposure on a regular basis. An allowance for possible losses on accounts receivable is established based upon factors surrounding the credit risk of specific customers, historical trends and other information. Collateral or other security is generally not required for accounts receivable.

Income Tax Policy
Income Taxes. Income taxes are accounted for pursuant to the provisions of FASB ASC Section 740, Income Taxes (FASB ASC 740). Our effective tax rate is based on income by tax jurisdiction, statutory rates and tax saving initiatives available to us in the various jurisdictions in which we operate. Significant judgment is required in determining our effective tax rate and evaluating our tax positions. This process includes assessing temporary differences resulting from differing recognition of items for income tax and financial accounting purposes. These differences result in deferred tax assets and liabilities, which are included within our consolidated balance sheet. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
We provide for unrecognized tax benefits based upon our assessment of whether a tax position is “more-likely-than-not” to be sustained upon examination by the tax authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying tax position.

Other Taxes Policy
Other Taxes. Taxes assessed by a governmental authority that are imposed concurrent with our revenue transactions with customers are presented on a net basis in our consolidated statement of operations.

Revenue Recognition Policy
Revenue Recognition. Our revenues are primarily generated through two types of customers, hospitals and surgery centers, and stocking distributors, with the majority of our revenue derived from sales to hospitals. Our products are primarily sold through a network of employee sales representatives and independent sales representatives in the U.S. and by a combination of employee sales representatives, independent sales representatives, and stocking distributors outside the U.S. Revenues from sales to hospitals are recorded when the hospital takes title to the product, which is generally when the product is surgically implanted in a patient.
We record revenues from sales to our stocking distributors outside the U.S. at the time the product is shipped to the distributor. Stocking distributors, who sell the products to their customers, take title to the products and assume all risks of ownership. Our distributors are obligated to pay within specified terms regardless of when, if ever, they sell the products. In general, the distributors do not have any rights of return or exchange; however, in limited situations we have repurchase agreements with certain stocking distributors. Those certain agreements require us to repurchase a specified percentage of the inventory purchased by the distributor within a specified period of time prior to the expiration of the contract. During those specified periods, we defer the applicable percentage of the sales. Approximately $0.2 million and $0.3 million of deferred revenue related to these types of agreements was recorded at December 31, 2011 and 2010, respectively.
We must make estimates of potential future product returns related to current period product revenue. We develop these estimates by analyzing historical experience related to product returns. Judgment must be used and estimates made in connection with establishing the allowance for sales returns in any accounting period. An allowance for sales returns of $0.5 million and $0.6 million is included as a reduction of accounts receivable at December 31, 2011 and 2010, respectively.
In 2011, we entered into a trademark license agreement (License Agreement) with KCI Medical Resources, a subsidiary of Kinetic Concepts, Inc (KCI). In exchange for $8.5 million, of which $5.5 million was received immediately and the remaining $3 million was received in January 2012, the License Agreement provides KCI with a non-transferable license to use our trademarks associated with our GRAFTJACKET® line of products in connection with the marketing and distribution of KCI's soft tissue graft containment products used in the wound care field, subject to certain exceptions. License revenue is being recognized over 12 years on a straight line basis.

Shipping and Handling Costs Policy
Shipping and Handling Costs. We incur shipping and handling costs associated with the shipment of goods to customers, independent distributors and our subsidiaries. Amounts billed to customers for shipping and handling of products are included in net sales. Costs incurred related to shipping and handling of products are included in cost of sales. All other shipping and handling costs are included in selling, general and administrative expenses.

Research and Development Policy	Research and Development Costs. Research and development costs are charged to expense as incurred.
Foreign Currency Translations Policy
Foreign Currency Translation. The financial statements of our international subsidiaries whose functional currency is the local currency are translated into U.S. dollars using the exchange rate at the balance sheet date for assets and liabilities and the weighted average exchange rate for the applicable period for revenues, expenses, gains and losses. Translation adjustments are recorded as a separate component of comprehensive income in stockholders’ equity. Gains and losses resulting from transactions denominated in a currency other than the local functional currency are included in “Other expense, net” in our consolidated statement of operations.
In accordance with FASB ASC Section 830, Foreign Currency Matters, we are required to recognize the cumulative translation adjustment (CTA) balance from stockholders’ equity upon the complete or substantially complete liquidation of a foreign subsidiary.

Pension Benefits Policy
Pension Benefits. Our subsidiary in Japan provides benefits to employees under a plan that we account for as a defined benefit plan in accordance with FASB ASC Section 715, Compensation — Retirement Benefits. This plan is unfunded and determining the minimum pension liability requires the use of assumptions and estimates, including discount rates and mortality rates, and actuarial methods.

Comprehensive Income Policy
Comprehensive Income. Comprehensive income is defined as the change in equity during a period related to transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. The difference between our net income and our comprehensive income is attributable to foreign currency translation, unrealized gains and losses (net of taxes) on our derivative instrument, adjustments to our minimum pension liability, and unrealized gains and losses on our available-for-sale marketable securities.

Stock-based Compensation Policy
Stock-Based Compensation. We account for stock-based compensation in accordance with FASB ASC Section 718, Compensation — Stock Compensation (FASB ASC 718). Under the fair value recognition provisions of FASB ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period. The determination of the fair value of stock-based payment awards, such as options, on the date of grant using an option-pricing model is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables, which include the expected life of the award, the expected stock price volatility over the expected life of the awards, expected dividend yield and risk-free interest rate.

Fair Value of Financial Instruments Policy
Fair Value of Financial Instruments. The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximates the fair value of these financial instruments at December 31, 2011 and 2010 due to their short maturities or variable rates.
The carrying amount of debt outstanding pursuant to our credit facility approximates fair value as interest rates on these instruments approximate current market rates. See Note 9 for additional information regarding the credit facility.
The $29.1 million of our convertible senior notes are carried at cost. The estimated fair value of the senior notes was approximately $27 million at December 31, 2011 based on a limited number of trades and does not necessarily represent the value at which the entire convertible note portfolio can be retired.
FASB ASC Section 820, Fair Value Measurements and Disclosures requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1:	Financial instruments with unadjusted, quoted prices listed on active market exchanges.

Level 2:
Financial instruments determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3:
Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

Derivative Instruments Policy
Derivative Instruments. We account for derivative instruments and hedging activities under FASB ASC Section 815, Derivatives and Hedging (FASB ASC 815). Accordingly, all of our derivative instruments are recorded in the accompanying consolidated balance sheets as either an asset or liability and measured at fair value. The changes in the derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.
We employ a derivative program using 30-day foreign currency forward contracts to mitigate the risk of currency fluctuations on our intercompany receivable and payable balances that are denominated in foreign currencies. These forward contracts are expected to offset the transactional gains and losses on the related intercompany balances. These forward contracts are not designated as hedging instruments under FASB ASC 815. Accordingly, the changes in the fair value and the settlement of the contracts are recognized in the period incurred in the accompanying consolidated statements of operations.

Earnings Per Share, FASB ASC Topic 260
FASB ASC Section 260, Earnings Per Share, requires the presentation of basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is calculated to include any dilutive effect of our common stock equivalents. Our common stock equivalents consist of stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units, and convertible debt. The dilutive effect of the stock options, non-vested shares of common stock, stock-settled phantom stock units, and restricted stock units is calculated using the treasury-stock method. The dilutive effect of convertible debt is calculated by applying the “if-converted” method. This assumes an add-back of interest, net of income taxes, to net income as if the securities were converted at the beginning of the period.

Reclassifications	Reclassifications. Certain prior year amounts in the notes to consolidated financial statements have been reclassified to conform to the current year presentation.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Depreciation, which includes amortization of assets under capital lease, is generally provided on a straight-line basis over the estimated useful lives generally based on the following categories:

Land improvements	15	to	25	years
Buildings	10	to	45	years
Machinery and equipment	3	to	12	years
Furniture, fixtures and office equipment	1	to	14	years
Surgical instruments			6	years

Valuation of Financial Instruments at Fair Value Table
The following table summarizes the valuation of our financial instruments (in thousands):

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2011
Assets
Cash and cash equivalents	$153,642	$153,642	$—	$—
Available-for-sale marketable securities
Municipal debt securities	508	—	508	—
U.S. agency debt securities	2,498	—	2,498	—
Corporate debt securities	15,093	—	15,093	—
Total available-for-sale marketable securities	18,099	—	18,099	—

	$171,741	$153,642	$18,099	$—
Liabilities
Interest rate swap	1,662	—	1,662	—
Contingent consideration	1,704	—	—	1,704
	$3,366	$—	$1,662	$1,704

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2010
Assets
Cash and cash equivalents	$153,261	$153,261	$—	$—
Available-for-sale marketable securities
Municipal debt securities	897	—	897	—
U.S. agency debt securities	14,511	—	14,511	—
Certificates of deposits	38	—	38	—
Corporate debt securities	3,183	—	3,183	—
U.S. government debt securities	13,045	13,045	—	—
Total available-for-sale marketable securities	31,674	13,045	18,629	—

Held-to-maturity time deposits	4,671	—	4,671	—
	$189,606	$166,306	$23,300	$—
Liabilities
Contingent consideration	356	—	—	356
	$356	$—	$—	$356

Supplemental Cash Flow Information
Supplemental Cash Flow Information. Cash paid for interest and income taxes was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest	$6,162	$5,524	$5,492
Income taxes	$7,006	$6,670	$10,419

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Estimated Fair Values of The Assets Acquired	The following is a summary of the estimated fair values of the assets acquired (in thousands):

Inventory	$388
Property, plant and equipment	149
Intangible assets	6,435
Total assets acquired	$6,972

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following (in thousands):

	December 31,
	2011	2010
Raw materials	$8,860	$8,962
Work-in-process	19,363	24,723
Finished goods	136,377	132,654
	$164,600	$166,339

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Summary of Marketable Securities Table
The following tables present a summary of our marketable securities (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2011
Available-for-sale marketable securities
Municipal debt securities	$507	$1	$—	$508
U.S. agency debt securities	2,500	—	(2)	2,498
Corporate debt securities	15,089	4	—	15,093
Total available-for-sale marketable securities	$18,096	$5	$(2)	$18,099

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2010
Available-for-sale marketable securities
Municipal debt securities	$897	$—	$—	$897
U.S. agency debt securities	14,501	11	(1)	14,511
Certificates of deposits	38	—	—	38
Corporate debt securities	3,176	7	—	3,183
U.S. government debt securities	13,027	18	—	13,045
Total available-for-sale marketable securities	$31,639	$36	$(1)	$31,674

Held-to-maturity time deposits	$4,671	$—	$—	$4,671

Total marketable securities	$36,310	$36	$(1)	$36,345

Schedule of Maturities of Marketable Securities
The maturities of available-for-sale securities at December 31, 2011 are as follows:

	Available-for-Sale
	Cost Basis	Fair Value
Due in one year or less	$13,592	$13,597
Due after one year through two years	4,504	4,502
	$18,096	$18,099

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consists of the following (in thousands):

	December 31,
	2011	2010
Land and land improvements	$5,628	$5,469
Buildings	30,543	30,024
Machinery and equipment	74,878	68,401
Furniture, fixtures and office equipment	57,299	42,584
Construction in progress	7,553	13,887
Surgical instruments	177,104	162,781
	353,005	323,146
Less: Accumulated depreciation	(192,721)	(164,899)
	$160,284	$158,247

Property, Plant and Equipment Recorded Under Capital Leases
The components of property, plant and equipment recorded under capital leases consist of the following (in thousands):

	December 31,
	2011	2010
Machinery and equipment	$2,663	$2,853
Furniture, fixtures and office equipment	639	405
	3,302	3,258
Less: Accumulated depreciation	(593)	(350)
	$2,709	$2,908

Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill Table
Changes in the carrying amount of goodwill occurring during the year ended December 31, 2011, are as follows (in thousands):

	OrthoRecon	Extremities	Total
Goodwill at December 31, 2010	$24,927	$29,245	$54,172
Goodwill associated with acquisition in 2011 (See Note 3)	—	3,984	3,984
Foreign currency translation	(104)	(132)	(236)
Goodwill at December 31, 2011	$24,823	$33,097	$57,920

Components of Identifiable Assets Table	The components of our identifiable intangible assets are as follows (in thousands): December 31, 2011 December 31, 2010 Cost AccumulatedAmortization Cost AccumulatedAmortizationIndefinite life intangibles IPRD technology$278 $278 Trademarks1,658 1,533 Total indefinite life intangibles1,936 1,811 Definite life intangibles Distribution channels21,096 $20,057 20,719 $20,563 Completed technology10,976 4,416 12,349 6,162 Licenses5,721 2,478 5,613 2,040 Customer relationships3,888 1,476 3,888 1,087 Trademarks1,336 818 1,173 633 Other3,905 1,882 2,859 1,426Total definite life intangibles46,922 $31,127 46,601 $31,911 Total intangibles48,858 48,412 Less: Accumulated amortization(31,127) (31,911) Intangible assets, net$17,731 $16,501

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31
	2011	2010
Employee benefits	$10,233	$11,469
Royalties	6,887	5,755
Taxes other than income	6,076	4,785
Commissions	5,230	6,892
Professional and legal fees	7,355	7,992
Contingent consideration	481	356
Cost improvement restructuring liability (see Note 17)	1,948	—
Product liability	6,377	1,766
Other	11,244	15,394
	$55,831	$54,409

Long-Term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt and capital lease obligations consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Capital lease obligations	$1,814	$2,799
Term loan	144,375	—
Convertible Senior Notes	29,111	200,000
	175,300	202,799
Less: current portion	(8,508)	(1,033)
	$166,792	$201,766

Schedule of Maturities of Long-term Obligations
Aggregate annual maturities of our long-term obligations at December 31, 2011, excluding capital lease obligations, are as follows (in thousands):

2012	$7,500
2013	13,125
2014	44,111
2015	20,625
2016	88,125
$173,486

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
At December 31, 2011, future minimum lease payments under capital lease obligations, together with the present value of the net minimum lease payments, are as follows (in thousands):

2012	$1,080
2013	849
2014	18
2015	3
2016	—
Total minimum payments	1,950
Less amount representing interest	(136)
Present value of minimum lease payments	1,814
Current portion	(1,008)
Long-term portion	$806

Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
Other long-term liabilities consist of the following (in thousands):

	December 31
	2011	2010
Unrecognized tax benefits (See Note 12)	$3,688	$3,221
Product liability (See Note 18)	17,273	—
Other	10,784	2,271
	$31,745	$5,492

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of fair value and the presentation in the consolidated balance sheet
The following table summarizes the fair value and the presentation in the consolidated balance sheet as of December 31, 2011 (in thousands):

	Location on consolidated balance sheet	December 31, 2011
Interest rate swap	Other liabilities	$1,662

Derivative Impact to AOCI

Amount of gain or (loss) recognized in AOCI during the year ended December 31, 2011 (Effective Portion)
Interest rate swap	$(1,662)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Before Income Taxes
The components of our income before income taxes are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
U.S.	$(15,738)	$24,507	$9,062
Foreign	9,083	6,414	6,550
(Loss)Income before income taxes	$(6,655)	$30,921	$15,612

Components of Provision for Income Taxes
The components of our provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current provision (benefit):
U.S.:
Federal	$2,956	$(11)	$10,229
State	416	1,160	1,003
Foreign	2,085	2,687	1,496
Total current provision	5,457	3,836	12,728
Deferred (benefit) provision:
U.S.:
Federal	(6,376)	9,166	(8,203)
State	(1,141)	375	(1,162)
Foreign	548	(297)	118
Total deferred (benefit) provision	(6,969)	9,244	(9,247)
Total (benefit) provision for income taxes	$(1,512)	$13,080	$3,481

Reconciliation of the Statutory U.S. Federal Income Tax Rate to Effective Income Tax Rate
A reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax provision at statutory rate	35.0%	35.0%	35.0%
State income taxes	10.3%	4.0%	2.9%
Change in valuation allowance	(5.9)%	1.8%	(6.0)%
Research and development credit	8.3%	(2.7)%	(4.2)%
Foreign income tax rate differences	4.5%	(3.5)%	(9.8)%
Non-deductible stock-based compensation expense	(5.9)%	2.0%	6.0%
Other non-deductible expenses	(4.4)%	5.3%	1.4%
Tax settlement	(15.6)%	—%	—%
Other, net	(3.6)%	0.4%	(3.0)%
Total	22.7%	42.3%	22.3%

Significant Components of Deferred Income Taxes
The significant components of our deferred income taxes as of December 31, 2011 and 2010 are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$21,759	$18,675
General business credit carryforward	1,892	2,386
Reserves and allowances	40,623	26,726
Stock-based compensation expense	6,456	9,388
Other	7,840	6,540
Valuation allowance	(14,271)	(14,897)

Total deferred tax assets	64,299	48,818

Deferred tax liabilities:
Depreciation	23,734	15,037
Intangible assets	2,675	2,481
Other	5,029	866

Total deferred tax liabilities	31,438	18,384

Net deferred tax assets	$32,861	$30,434

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2011	$3,221
Additions for tax positions related to current year	586
Additions for tax positions of prior years	999
Reductions for tax positions of prior years	(469)
Settlements	(591)
Foreign currency translation	(58)
Balance at December 31, 2011	$3,688

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding for Basic and Diluted Earnings Per Share
The weighted-average number of common shares outstanding for basic and diluted earnings per share purposes is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Weighted-average number of common shares outstanding — basic	38,279	37,802	37,366
Common stock equivalents	—	159	77
Weighted-average number of common shares outstanding — diluted	38,279	37,961	37,443

Antidilutive Potential Common Shares Resulting from Reasons Other Than Net Loss Incurred Excluded from the Diluted Earnings Per Share Computation
The following potential common shares were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2011	2010	2009
Stock options	3,400	3,766	3,872
Non-vested shares, restricted stock units, and stock-settled phantom stock units	430	621	1,151
Convertible debt	1,909	6,126	6,126

Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Amounts Recognized Within the Consolidated Financial Statements
Amounts recognized in the consolidated financial statements with respect to these plans are as follows:

	Year Ended December 31,
	2011	2010	2009
Total cost of share-based payment plans	$9,076	$13,217	$13,267
Amounts capitalized as inventory and intangible assets	(1,392)	(1,353)	(1,361)
Amortization of capitalized amounts	1,424	1,313	1,285
Charged against income before income taxes	9,108	13,177	13,191
Amount of related income tax benefit recognized in income	(2,946)	(4,410)	(3,901)
Impact to net income	$6,162	$8,767	$9,290
Impact to basic earnings per share	$0.16	$0.23	$0.25
Impact to diluted earnings per share	$0.16	$0.23	$0.25

Schedule of Option Valuation Assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option valuation model using the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Risk-free interest rate	1.0% - 2.0%	2.1% - 2.2%	2.1% - 2.6%
Expected option life	6 years	6 years	6 years
Expected price volatility	39%	40%	39%

Schedule of Stock Option Activity
A summary of our stock option activity during 2011 is as follows:

	Shares (000’s)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value* ($000’s)
Outstanding at December 31, 2010	3,741	$23.62
Granted	395	15.52
Exercised	(20)	10.44
Forfeited or expired	(1,356)	22.22
Outstanding at December 31, 2011	2,760	$23.23	4.73	$508
Exercisable at December 31, 2011	2,153	$24.79	3.65	$95
________________________________

*
The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 30, 2011, and the exercise price of the shares. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011

Schedule of Stock Options Outstanding and Exercisable by Exercise Price Range
A summary of our stock options outstanding and exercisable at December 31, 2011, is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$4.00 — $16.00	486	8.5	$15.46	84	$15.38
$16.01 — $24.00	991	4.5	20.79	851	21.18
$24.01 — $35.87	1,283	3.5	28.05	1,218	27.97
	2,760	4.7	$23.23	2,153	$24.79

Schedule of Employee Stock Purchase Plan, Valuation Assumptions
In applying the Black-Scholes methodology to the purchase rights granted under the ESPP, we used the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Risk-free interest rate	0.3% - 0.4%	0.6% - 0.9%	0.9% - 1.1%
Expected option life	6 months	6 months	6 months
Expected price volatility	39%	40%	39%

Nonvested Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Other Share-based Compensation, Activity
A summary of our non-vested shares of common stock activity during 2011 is as follows:

	Shares (000’s)	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value* ($000’s)
Non-vested at December 31, 2010	1,316	$18.99
Granted	511	15.51
Vested	(420)	20.21
Forfeited	(380)	18.11
Non-vested at December 31, 2011	1,027	$17.08	$16,950
___________________

*
The aggregate intrinsic value is calculated as the market value of our common stock as of December 30, 2011. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011.

Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Schedule of Charges Associated with Restructuring Recognized
Charges associated with the restructuring recognized during 2011, are presented in the following table. All of the following amounts were recognized within “Restructuring charges” in our consolidated statement of operations, with the exception of the excess and obsolete inventory charges, which were recognized within "Cost of sales - restructuring".

(in thousands)	Year Ended
December 31, 2011
Severance and other termination benefits	$5,416
Contract terminations	5,977
Non-cash asset impairment charges	2,453
Excess and obsolete charges	2,471
Legal and professional fees	303
Other	256
Total restructuring charges	$16,876

Schedule of Activity in the Restructuring Liability
Activity in the Cost Improvement restructuring liability for the year ended December 31, 2011, is presented in the following table (in thousands):

Beginning balance	$—
Charges:
Severance and other termination benefits	5,416
Contract terminations	5,977
Legal and professional fees	303
Other	256
Total Charges	11,952

Payments:
Severance and other termination benefits	(3,899)
Contract terminations	(5,729)
Legal and professional fees	(162)
Other	(78)
Total Payments	(9,868)

Changes in foreign currency translation	(136)
Cost Improvement restructuring liability at December 31, 2011	$1,948

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases
Future minimum payments, by year and in the aggregate, under non-cancelable operating leases with initial or remaining lease terms of one year or more, are as follows at December 31, 2011 (in thousands):

2012	$8,754
2013	5,626
2014	2,376
2015	453
2016	321
Thereafter	398
$17,928

Unrecorded Future Minimum Payments Under Royalty and Consulting Agreements	Future minimum payments under these agreements for which we have not recorded a liability are as follows at December 31, 2011 (in thousands):

2012	$147
2013	142
2014	142
2015	142
2016	142
Thereafter	—
$715

Segment Data (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue from External Customers by Products and Services [Table Text Block]
Net sales of orthopaedic products by product line and information by geographic region are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
OrthoRecon
Hip	$173,201	$176,687	$167,869
Knees	123,988	128,854	122,178
Other	5,005	4,943	5,732
Total OrthoRecon	302,194	310,484	295,779

Extremities
Foot and Ankle	107,734	97,971	79,532
Upper Extremity	27,742	26,519	27,843
Biologics	69,409	79,231	79,120
Other	5,868	4,768	5,234
Total Extremities	210,753	208,489	191,729

Total Sales	$512,947	$518,973	$487,508

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Selected financial information related to our segments is presented below for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Year ended December 31, 2011
	OrthoRecon	Extremities	Corporate	Total
Sales	$302,194	$210,753	$—	$512,947
Depreciation expense	26,070	10,876	3,281	40,227
Amortization expense	458	2,412	—	2,870
Segment operating income	60,895	46,989	(49,139)	58,745
Other:
Non-cash, stock-based compensation				(9,108)
DPA related				(12,920)
Restructuring charges				(16,876)
Employment matters				(2,017)
Product liability provision				(13,199)
Inventory step-up amortization				(32)
Operating income				4,593
Interest expense, net				6,529
Other expense, net				4,719
(Loss) Income before taxes				$(6,655)
Capital expenditures	$19,031	$12,926	$15,000	$46,957
Total Assets	$303,018	$191,718	$259,844	$754,580

	Year ended December 31, 2010
	OrthoRecon	Extremities	Corporate	Total
Sales	$310,484	$208,489	$—	$518,973
Depreciation expense	24,793	8,723	2,043	35,559
Amortization expense	313	2,398	—	2,711
Segment operating income	55,295	44,700	(37,823)	62,172
Other:
Non-cash, stock-based compensation				(13,177)
DPA related				(10,902)
Restructuring charges				(919)
Operating income				37,174
Interest expense, net				6,123
Other expense, net				130
Income before taxes				$30,921
Capital expenditures	$27,492	$12,846	$8,700	$49,038
Total Assets	$306,245	$180,868	$268,126	$755,239

	Year ended December 31, 2009
	OrthoRecon	Extremities	Corporate	Total
Sales	$295,779	$191,729	$—	$487,508
Depreciation expense	23,236	7,735	1,746	32,717
Amortization expense	2,909	2,242	—	5,151
Segment operating income	37,459	50,087	(33,366)	54,180
Other:
Non-cash, stock-based compensation				(13,191)
DPA related				(7,845)
Restructuring charges				(3,544)
Write-down of international receivable				(5,579)
Inventory step-up amortization				(70)
Operating income				23,951
Interest expense, net				5,466
Other expense, net				2,873
Income before taxes				$15,612
Capital expenditures	$22,574	$9,925	$4,691	$37,190

Net Sales and Operating Income by Product Line and Information by Geographic Region

	Year Ended December 31,
	2011	2010	2009
Net sales by geographic region:
United States	$295,944	$309,983	$299,587
Europe	100,739	102,431	102,379
Other	116,264	106,559	85,542
Total	$512,947	$518,973	$487,508

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31,
	2011	2010
Long-lived assets:
United States	$131,745	$129,450
Europe	12,226	12,383
Other	16,313	16,414
Total	$160,284	$158,247

Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$135,386	$132,505	$118,184	$126,872
Cost of sales	38,768	41,504	36,185	40,449
Cost of sales - restructuring	—	—	1,900	571
Gross profit	96,618	91,001	80,099	85,852
Operating expenses:
Selling, general and administrative	74,825	70,821	83,581	72,361
Research and development	9,207	7,807	6,769	6,331
Amortization of intangible assets	690	677	721	782
Restructuring charges	—	—	12,132	2,273
Total operating expenses	84,722	79,305	103,203	81,747
Operating income (loss)	$11,896	$11,696	$(23,104)	$4,105
Net income (loss)	$3,592	$6,147	$(16,045)	$1,163
Net income (loss) per share, basic	$0.09	$0.16	$(0.42)	$0.03
Net income(loss) per share, diluted	$0.09	$0.16	$(0.42)	$0.03

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$131,244	$127,734	$121,708	$138,287
Cost of sales	40,141	39,934	37,989	40,392
Gross profit	91,103	87,800	83,719	97,895
Operating expenses:
Selling, general and administrative	76,438	67,774	64,877	73,324
Research and development	9,835	9,784	8,779	8,902
Amortization of intangible assets	649	634	708	720
Restructuring charges	544	461	134	(220)
Total operating expenses	87,466	78,653	74,498	82,726
Operating income	$3,637	$9,147	$9,221	$15,169
Net (loss) income	$(525)	$4,847	$4,650	$8,869
Net (loss) income per share, basic	$(0.01)	$0.13	$0.12	$0.23
Net (loss) income per share, diluted	$(0.01)	$0.13	$0.12	$0.22

Organization and Description of Business (Details)	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 countries
Organization and Description of Business [Abstract]
Number of Reportable Segments	2
Number of countries in which entity operates		60

Summary of Significant Accounting Policies - Estimated Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2011 Y
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	15
Estimated useful life, maximum (in years)	25
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	45
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	12
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	1
Estimated useful life, maximum (in years)	14
Surgical instruments [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	6

Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2011 Y
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	10
Completed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	10
Distribution channels [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	10
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	7
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	11
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	10
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	6

Summary of Significant Accounting Policies - Allowance for Doubtful Accounts and Concentration of Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 8,500,000	$ 9,500,000
Provision for Doubtful Accounts	(453,000)	1,073,000	5,339,000
Stocking Distributor in Turkey [Member]
Concentration Risk [Line Items]
Provision for Doubtful Accounts	600,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Stocking Distributor in Turkey [Member]
Concentration Risk [Line Items]
Accounts receivable, gross	6,800,000	8,900,000
Provision for Doubtful Accounts	6,200,000		5,600,000
Collectability of Receivables - Ten Largest International Stocking Distributors [Member]
Concentration Risk [Line Items]
Trade Accounts Receivable Net of Allowance	$ 15,300,000

Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 Portion at Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Convertible Senior Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Convertible Senior Notes [Member] Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible senior notes		$ 29.1	$ 27
Municipal debt securities fair value reclassified from Level 1 to Level 2	0.9
U.S. agency debt securities fair values reclassified from Level 1 to Level 2	14.5
Corporate debt securities fair values reclassified from Level 1 to Level 2	$ 3.2

Summary of Significant Accounting Policies - Valuation of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 153,642	$ 153,261
Available-for-sale marketable securities
Municipal debt securities	508	897
U.S. agency debt securities	2,498	14,511
Certificates of deposits		38
Corporate debt securities	15,093	3,183
U.S. government debt securities		13,045
Total available-for-sale marketable securities	18,099	31,674
Held-to-maturity time deposits		4,671
Total assets	171,741	189,606
Liabilities
Interest rate swap	1,662
Contingent consideration	1,704	356
Total liabilities	3,366	356
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	153,642	153,261
Available-for-sale marketable securities
Municipal debt securities	0	0
U.S. agency debt securities	0	0
Certificates of deposits		0
Corporate debt securities	0	0
U.S. government debt securities		13,045
Total available-for-sale marketable securities	0	13,045
Held-to-maturity time deposits		0
Total assets	153,642	166,306
Liabilities
Interest rate swap	0
Contingent consideration	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Available-for-sale marketable securities
Municipal debt securities	508	897
U.S. agency debt securities	2,498	14,511
Certificates of deposits		38
Corporate debt securities	15,093	3,183
U.S. government debt securities		0
Total available-for-sale marketable securities	18,099	18,629
Held-to-maturity time deposits		4,671
Total assets	18,099	23,300
Liabilities
Interest rate swap	1,662
Contingent consideration	0	0
Total liabilities	1,662	0
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Available-for-sale marketable securities
Municipal debt securities	0	0
U.S. agency debt securities	0	0
Certificates of deposits		0
Corporate debt securities	0	0
U.S. government debt securities		0
Total available-for-sale marketable securities	0	0
Held-to-maturity time deposits		0
Total assets	0	0
Liabilities
Interest rate swap	0
Contingent consideration	1,704	356
Total liabilities	$ 1,704	$ 356

Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Interest	$ 6,162,000	$ 5,524,000	$ 5,492,000
Income taxes	7,006,000	6,670,000	10,419,000
Capital lease obligations incurred	$ 200,000	$ 2,500,000

Summary of Significant Accounting Policies - Narrative (Details) (USD $)	3 Months Ended				12 Months Ended					2 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 EZ Concepts Surgical Device Corporation [Member]	Dec. 31, 2010 EZ Concepts Surgical Device Corporation [Member]	Dec. 31, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member]	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member]	Dec. 31, 2011 Stocking Distributor in Turkey [Member]	Dec. 31, 2011 Stocking Distributor in Turkey [Member] Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2009 Stocking Distributor in Turkey [Member] Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 PROFEMUR Titanium Modular Neck Product [Member]	Dec. 31, 2011 Graftjacket Products [Member]
Summary of Significant Accounting Policies [Abstract]
Provision for Doubtful Accounts					$ (453,000)	$ 1,073,000	$ 5,339,000					$ 600,000	$ 6,200,000	$ 5,600,000
Inventory write-down					16,700,000	9,300,000	12,500,000
Product liability accrual, net	23,700,000				23,700,000	1,800,000									23,300,000
Deferred revenue	200,000				200,000	300,000
Allowance for sales returns	500,000				500,000	600,000
Write-off of cumulative translation adjustment (CTA) balances							2,643,000
Minimum pension liability	2,300,000				2,300,000	2,200,000
Stock-based compensation expense					9,108,000	13,177,000	13,191,000
Contingent consideration potential cash payment								400,000			1,300,000
Contingent consideration at fair value									400,000		1,300,000
Contingent consideration at fair value, current											100,000
Contingent consideration at fair value, noncurrent											1,200,000
Increase in instruments with level 3 valuations										1,300,000
Loss recognized in earnings related to the change in fair value of the contingent consideration										15,000
Gain (loss) on foreign currency contracts not designated as hedging instruments					(900,000)	(2,600,000)	700,000
Trademark license agreement, total consideration																8,500,000
Trademark license agreement, portion received immediately																5,500,000
Trademark license agreement, remaining amount receivable																3,000,000
Trademark revenue, period for recognition																12 years
Inventory Write Down, Restructuring	$ 571,000	$ 1,900,000	$ 0	$ 0	$ 2,471,000	$ 0	$ 0

Acquisitions (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member]	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Trademarks [Member]	Dec. 31, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Completed technology [Member] Y	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Completed technology [Member]	Dec. 31, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Other intangible assets [Member] Y	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Other intangible assets [Member]
Business Acquisition [Line Items]
Business acquisition, cash payment			$ 5,600,000
Contingent consideration potential cash payment			1,300,000
Estimated fair values of asset acqured [Abstract]
Inventory			388,000
Property, plant and equipment			149,000
Intangible assets			6,435,000
Total assets acquired			6,972,000
Indefinite and finite-lived intangible assets				100,000		1,800,000		500,000
Weighted average amortization period (in years)					10		7
Goodwill	$ 57,920,000	$ 54,172,000	$ 4,000,000

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 8,860	$ 8,962
Work-in-process	19,363	24,723
Finished goods	136,377	132,654
Total Inventory	$ 164,600	$ 166,339

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Marketable Securities [Abstract]
Current Marketable Securities	$ 13,597	$ 19,152
Noncurrent Marketable Securities	4,502	17,193
Amortized Cost		36,310
Gross Unrealized Gain		36
Gross Unrealized (Losses)		1
Estimated Fair Value		36,345
Available for sale securities, debt maturities, cost basis [Abstract]
Due in one year or less	13,592
Due after one year through two years	4,504
Total available for sale securities, debt maturities, cost basis	18,096
Available for sale securities, debt maturities, fair value [Abstract]
Due in one year or less	13,597
Due after one through two years	4,502
Total available for sale securities, debt maturities, fair value	18,099
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member]
Marketable Securities [Abstract]
Amortized Cost	18,096	31,639
Gross Unrealized Gains	5	36
Gross Unrealized Losses	(2)	(1)
Estimated Fair Value	18,099	31,674
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Municipal debt securities [Member]
Marketable Securities [Abstract]
Amortized Cost	507	897
Gross Unrealized Gains	1	0
Gross Unrealized Losses	0	0
Estimated Fair Value	508	897
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | U.S. agency debt security [Member]
Marketable Securities [Abstract]
Amortized Cost	2,500	14,501
Gross Unrealized Gains	0	11
Gross Unrealized Losses	(2)	(1)
Estimated Fair Value	2,498	14,511
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Certificates of deposit [Member]
Marketable Securities [Abstract]
Amortized Cost		38
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Estimated Fair Value		38
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Corporate debt securities [Member]
Marketable Securities [Abstract]
Amortized Cost	15,089	3,176
Gross Unrealized Gains	4	7
Gross Unrealized Losses	0	0
Estimated Fair Value	15,093	3,183
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | U.S. government debt securities [Member]
Marketable Securities [Abstract]
Amortized Cost		13,027
Gross Unrealized Gains		18
Gross Unrealized Losses		0
Estimated Fair Value		13,045
Categories of Investments, Marketable Securities, Held-to-maturity Securities [Member]
Marketable Securities [Abstract]
Amortized Cost		4,671
Gross Unrealized Gains		0
Gross Unrealized (Losses)		0
Estimated Fair Value		$ 4,671

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 353,005	$ 323,146
Less: Accumulated depreciation	(192,721)	(164,899)
Property, plant and equipment, net	160,284	158,247
Depreciation	40,227	35,559	32,717
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	5,628	5,469
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	30,543	30,024
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	74,878	68,401
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	57,299	42,584
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	7,553	13,887
Surgical instruments [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 177,104	$ 162,781

Property, Plant and Equipment - Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	$ 3,302	$ 3,258
Less: Accumulated depreciation	(593)	(350)
Capital leased property, plant and equipment, net	2,709	2,908
Machinery and equipment [Member]
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	2,663	2,853
Furniture, fixtures and office equipment [Member]
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	$ 639	$ 405

Goodwill and Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangibles	$ 48,858,000	$ 48,412,000
Less: Accumulated amortization	31,127,000	31,911,000
Intangible assets, net	17,731,000	16,501,000
Goodwill [Roll Forward]
Goodwill at December 31, 2010	54,172,000
Goodwill associated with acquisition in 2011 (See Note 3)	3,984,000
Foreign currency translation	(236,000)
Goodwill at December 31, 2011	57,920,000
Future amortization [Abstract]
2012	2,800,000
2013	2,400,000
2014	2,200,000
2015	2,200,000
2016	2,000,000
Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	46,922,000	46,601,000
Less: Accumulated amortization	31,127,000	31,911,000
Finite-Lived Intangible Assets [Member] | Distribution channels [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	21,096,000	20,719,000
Less: Accumulated amortization	20,057,000	20,563,000
Finite-Lived Intangible Assets [Member] | Completed technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	10,976,000	12,349,000
Less: Accumulated amortization	4,416,000	6,162,000
Finite-Lived Intangible Assets [Member] | Licenses [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	5,721,000	5,613,000
Less: Accumulated amortization	2,478,000	2,040,000
Finite-Lived Intangible Assets [Member] | Customer relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	3,888,000	3,888,000
Less: Accumulated amortization	1,476,000	1,087,000
Finite-Lived Intangible Assets [Member] | Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	1,336,000	1,173,000
Less: Accumulated amortization	818,000	633,000
Finite-Lived Intangible Assets [Member] | Other [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	3,905,000	2,859,000
Less: Accumulated amortization	1,882,000	1,426,000
Indefinite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	1,936,000	1,811,000
Indefinite-Lived Intangible Assets [Member] | Completed technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	278,000	278,000
Indefinite-Lived Intangible Assets [Member] | Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	1,658,000	1,533,000
Orthorecon [Member]
Goodwill [Roll Forward]
Goodwill at December 31, 2010	24,927,000
Goodwill associated with acquisition in 2011 (See Note 3)	0
Foreign currency translation	(104,000)
Goodwill at December 31, 2011	24,823,000
Extremities [Member]
Goodwill [Roll Forward]
Goodwill at December 31, 2010	29,245,000
Goodwill associated with acquisition in 2011 (See Note 3)	3,984,000
Foreign currency translation	(132,000)
Goodwill at December 31, 2011	$ 33,097,000

Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses and Other Current Liabilities [Abstract]
Employee benefits	$ 10,233	$ 11,469
Royalties	6,887	5,755
Taxes other than income	6,076	4,785
Commissions	5,230	6,892
Professional and legal fees	7,355	7,992
Contingent consideration	481	356
Cost improvement restructuring liability (see Note 17)	1,948	0
Product liability	6,377	1,766
Other	11,244	15,394
Accrued Expenses And Other Current Liabilities	$ 55,831	$ 54,409

Long-Term Debt and Capital Lease Obligations (Details) (USD $)	0 Months Ended	11 Months Ended	12 Months Ended								12 Months Ended			11 Months Ended	12 Months Ended
	Mar. 11, 2011	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Capital Lease Obligations [Member]	Dec. 31, 2010 Capital Lease Obligations [Member]	Dec. 31, 2011 Term Loan [Member]	Mar. 31, 2011 Term Loan [Member]	Dec. 31, 2010 Term Loan [Member]	Dec. 31, 2011 Convertible Senior Notes [Member]	Dec. 31, 2010 Convertible Senior Notes [Member]	Nov. 30, 2007 Convertible Senior Notes [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Feb. 10, 2011 Line of Credit [Member]	Dec. 30, 2011 Delayed Draw Term Loan [Member]	Feb. 10, 2011 Delayed Draw Term Loan [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations		$ 175,300,000	$ 175,300,000	$ 202,799,000		$ 1,814,000	$ 2,799,000	$ 144,375,000	$ 150,000,000	$ 0	$ 29,111,000	$ 200,000,000	$ 200,000,000
Less: current portion		(8,508,000)	(8,508,000)	(1,033,000)
Long-term debt and capital lease obligations		166,792,000	166,792,000	201,766,000
Stated percentage rate													2.63%
Terms of conversion feature											The Notes pay interest semiannually at an annual rate of 2.625% and are convertible into shares of our common stock at an initial conversion rate of 30.6279 shares per $1,000 principal amount of the Notes subject to adjustment upon the occurrence of specified events, which represents an initial conversion price of $32.65 per share.
Description of redemption price											The holder of the Notes may convert at any time on or prior to the close of business on the business day immediately preceding the maturity date of Notes. Beginning on December 6, 2011, we may redeem the notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the Notes, plus accrued and unpaid interest, if the closing price of our common stock has exceeded 140% of the conversion price for at least 20 days during any consecutive 30-day trading period. Additionally, if we experience a fundamental change event, as defined in the indenture governing the Notes (Indenture), the holders may require us to purchase for cash all or a portion of the Notes, for 100% of the principal amount of the notes, plus accrued and unpaid interest. If upon a fundamental change event, a holder elects to convert its Notes, we may, under certain circumstances, increase the conversion rate for the Notes surrendered.
Extinguishment of debt, amount	170,900,000		170,889,000	0	0
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees	4,100,000	4,100,000
Maximum borrowing capacity, line of credit																200,000,000		150,000,000
Availability of increased borrowing on the line of credit upon request														100,000,000
One month LIBOR interest rate																	0.30%
Interest rate description															Borrowings under the Senior Credit Facility will bear interest at the sum of a base rate or a Eurodollar rate plus an applicable margin that ranges from 0.0% to 2.75%, depending on the type of loan and our consolidated leverage ratio.
Debt instrument, deferred financing charges																2,900,000
Line of credit facility, amount outstanding		175,300,000	175,300,000	202,799,000		1,814,000	2,799,000	144,375,000	150,000,000	0	29,111,000	200,000,000	200,000,000
Line of credit facility, interest rate at period end																	2.25%
Debt instrument, semiannual interest rate			2.65%
Debt instrument, convertible, conversion ratio			30.6279
Potential cash payment to ensure compliance with leverage ratio																			30,000,000	50,000,000
Conversion price (in dollars per share)											$ 32.65
Debt instrument, convertible, redemption price as a percent of the principal			100.00%
Debt instrument, convertible, threshold percentage of the conversion price			140.00%
Debt instrument, convertible, minimum consecutive period			20 days
Debt instrument, convertible, trading period			30 days
Debt instrument, convertible, purchase price as a percent of principal amount if fundamental change event occurs			100.00%
Maturities of Long-term Obligations [Abstract]
2012		7,500,000	7,500,000
2013		13,125,000	13,125,000
2014		44,111,000	44,111,000
2015		20,625,000	20,625,000
2016		88,125,000	88,125,000
Long-term Debt		173,486,000	173,486,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments [Abstract]
2012		1,080,000	1,080,000
2013		849,000	849,000
2014		18,000	18,000
2015		3,000	3,000
2016		0	0
Total minimum payments		1,950,000	1,950,000
Less amount representing interest		(136,000)	(136,000)
Present value of minimum lease payments		1,814,000	1,814,000
Current portion		(1,008,000)	(1,008,000)
Long-term portion		$ 806,000	$ 806,000

Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Long-Term Liabilities [Abstract]
Unrecognized tax benefits (See Note 12)	$ 3,688	$ 3,221
Product liability (see Note 18)	17,273	0
Other	10,784	2,271
Other liabilities	$ 31,745	$ 5,492

Derivative Instruments and Hedging Activities (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Inception date	Mar 14, 2011
Number of instruments held	1
Notional amount of derivative	$ 50,000,000
Rate of interest on swap	1.74%
Fair value of instrument	1,662,000
Amount of loss recognized in AOCI	(1,662,000)
Loans Payable [Member]
Derivatives, Fair Value [Line Items]
Long-term debt, gross	$ 144,400,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income before income taxes [Abstract]
U.S.	$ (15,738)	$ 24,507	$ 9,062
Foreign	9,083	6,414	6,550
(Loss) income before income taxes	(6,655)	30,921	15,612
Current provision (benefit):
Federal	2,956	(11)	10,229
State	416	1,160	1,003
Foreign	2,085	2,687	1,496
Total current provision	5,457	3,836	12,728
Deferred (benefit) provision:
Federal	(6,376)	9,166	(8,203)
State	(1,141)	375	(1,162)
Foreign	548	(297)	118
Total deferred (benefit) provision	(6,969)	9,244	(9,247)
Total provision for income taxes	(1,512)	13,080	3,481
Reconciliation of statutory U.S. federal income tax rate to effective income tax rate [Abstract]
Income tax provision at statutory rate	35.00%	35.00%	35.00%
State income taxes	10.30%	4.00%	2.90%
Change in valuation allowance	(5.90%)	1.80%	(6.00%)
Research and development credit	8.30%	(2.70%)	(4.20%)
Foreign income tax rate differences	4.50%	(3.50%)	(9.80%)
Stock-based compensation expense	(5.90%)	2.00%	6.00%
Other non-deductible expenses	(4.40%)	5.30%	1.40%
Tax settlement	(15.60%)	0.00%	0.00%
Other, net	(3.60%)	0.40%	(3.00%)
Total	22.70%	42.30%	22.30%
Deferred Tax Assets:
Net operating loss carryforwards	21,759	18,675
General business credit carryforward	1,892	2,386
Reserves and allowances	40,623	26,726
Stock-based compensation expense	6,456	9,388
Other	7,840	6,540
Valuation allowance	(14,271)	(14,897)
Total deferred tax assets	64,299	48,818
Deferred Tax Liabilities:
Depreciation	23,734	15,037
Intangible assets	2,675	2,481
Other	5,029	866
Total deferred tax liabilities	31,438	18,384
Net deferred tax assets	$ 32,861	$ 30,434

Income Taxes - Unrecognized Tax Benefits Roll Forward (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Unrecognized Tax Benefits [Roll Forward]
Balance at January 1, 2011	$ 3,221,000
Additions for tax positions related to current year	586,000
Additions for tax positions of prior years	999,000
Reductions for tax positions of prior years	469,000
Settlements	(591,000)
Foreign currency translation	(58,000)
Balance at December 31, 2011	3,688,000
Accrued interest related to unrecognized tax benefits	300,000
United States (US) [Member]
Unrecognized Tax Benefits [Roll Forward]
Additions for tax positions of prior years	$ 500,000

Income Taxes - Tax Credit Carryforward (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
General Business [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 1.9
United States (US) [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	22
Foreign Country [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 42.2

Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Weighted-average number of shares outstanding, basic	38,279,000	37,802,000	37,366,000
Common stock equivalents	0	159,000	77,000
Weighted-average number of shares outstanding, diluted	38,279,000	37,961,000	37,443,000
Anti-dilutive common stock equivalents excluded from diluted earnings per share computation as a result of net loss	136,000
Stock options	3,400,000	3,766,000	3,872,000
Non-vested shares, restricted stock units, and stock-settled phantom stock units	430,000	621,000	1,151,000
Convertible debt	1,909,000	6,126,000	6,126,000

Capital Stock (Details)	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Shares of voting common stock available for future issuance	60,693,882

Stock-based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010	Dec. 31, 2009
Amounts Recognized in the consolidated financial statements
Total cost of share-based payment plans	$ 9,076,000		$ 13,217,000	$ 13,267,000
Amounts capitalized as inventory and intangible assets	(1,392,000)		(1,353,000)	(1,361,000)
Amortization of capitalized amounts	1,424,000		1,313,000	1,285,000
Charged against income before income taxes	9,108,000		13,177,000	13,191,000
Amount of related income tax benefit recognized in income	(2,946,000)		(4,410,000)	(3,901,000)
Impact to net income (loss)	6,162,000		8,767,000	9,290,000
Impact to basic earnings per share	$ 0.16		$ 0.23	$ 0.25
Impact to diluted earnings per share	$ 0.16		$ 0.23	$ 0.25
Summary of stock option activity
Options Outstanding, Beginning Balance	3,741,000
Granted	395,000
Exercised	(20,000)
Forfeited or expired	(1,356,000)
Options Outstanding, Ending Balance	2,760,000		3,741,000
Exercisable at December 31, 2011	2,153,000
Outstanding, Weighted-Average Exercise Price, Beginning Balance	$ 23.62
Granted, Weighted-Average Exercise Price	$ 15.52
Exercised, Weighted-Average Exercise Price	$ 10.44
Forfeited or expired, Weighted-Average Exercise Price	$ 22.22
Outstanding, Weighted-Average Exercise Price, Ending Balance	$ 23.23		$ 23.62
Exercisable, Weighted-Average Exercise Price	$ 24.79
Outstanding, Weighted-Average Remaining Contractual Life	4.73
Exercisable, Weighted-Average Remaining Contractual Life	3.65
Outstanding, Aggregate Intrinsic Value	508,000	[1]
Exercisable, Aggregate Intrinsic Value	95,000	[1]
Summary of stock options outstanding and exercisable
Number Outstanding	2,760,000
Weighted-Average Remaining Contractual Life	4.7
Weighted-Average Exercise Price	$ 23.23
Number Exercisable	2,153,000
Weighted-Average Exercise Price	$ 24.79
Narrative
Nonvested Awards, Total Compensation Cost Not yet Recognized	15,800,000
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2.5
Number of Shares Authorized	11,917,051
Annual Vesting Percent	25.00%
Expiration Term	10 years
Number of Shares Available for Grant	2,355,501
Options, Exercises in Period, Total Intrinsic Value	100,000		600,000	400,000
Award Requisite Service Period	4 years
Stock Options [Member]
Fair Value Assumptions
Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.00%		2.10%	2.10%
Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.00%		2.20%	2.60%
Fair Value Assumptions, Expected Term	6		6	6
Fair Value Assumptions, Expected Volatility Rate	39.00%		40.00%	39.00%
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.97		$ 7.11	$ 6.23
Inducement Grant [Member]
Summary of stock option activity
Exercisable at December 31, 2011	0
Outstanding, Weighted-Average Remaining Contractual Life	10
Inducement Grant [Member] | Chief Executive Officer [Member]
Summary of stock option activity
Granted	610,000
Granted, Weighted-Average Exercise Price	$ 16.03
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.96
Inducement Grant [Member] | Chief Communications Officer [Member]
Summary of stock option activity
Granted	30,000
Granted, Weighted-Average Exercise Price	$ 18.33
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.82
Inducement Grant [Member] | Senior Vice President [Member]
Summary of stock option activity
Granted	65,000
Granted, Weighted-Average Exercise Price	$ 16.23
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.13
Employee Stock [Member]
Fair Value Assumptions
Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.30%		0.60%	0.90%
Fair Value Assumptions, Risk Free Interest Rate, Maximum	0.40%		0.90%	1.10%
Fair Value Assumptions, Expected Term	6		6	6
Fair Value Assumptions, Expected Volatility Rate	39.00%		40.00%	39.00%
Nonvested Shares Roll Forward
Granted	$ 4.92		$ 5.41	$ 5.76
Narrative
Number of Shares Authorized	200,000
Number of Shares Available for Grant	42,843
Employee Stock Purchase Plan, Eligibility, Minimum Hours Worked Per Week	20
Employee Stock Purchase Plan, Number of Plan Periods During Each Year	2
Maximum Employee Subscription Rate	5.00%
Maximum Purchase Amount Per Employeee	5,000
Percent of Market Value at Lower of Beginning or Ending Period Market Price , Purchase Date	85.00%
Shares Issued in Period	26,000		28,000	27,000
Nonvested Common Stock [Member]
Summary of stock option activity
Common Stock, Market Value	$ 16.5
Nonvested Shares Roll Forward
Nonvested Shares, Beginning Balance	1,316,000
Granted	511,000
Vested	(420,000)
Forfeited	(380,000)
Nonvested Shares, Ending Balance	1,027,000		1,316,000
Nonvested, Weighted-Average Grant-Date Fair Value, Beginning Balance	$ 18.99
Granted	$ 15.51
Vested	$ 20.21
Forfeited	$ 18.11
Nonvested, Weighted-Average Grant-Date Fair Value, Ending Balance	$ 17.08		$ 18.99
Aggregate Intrinsic Value	$ 16,950,000	[2]
Narrative
Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 6,900,000		$ 6,300,000	$ 4,100,000
Nonvested Common Stock Granted to Employees [Member]
Nonvested Shares Roll Forward
Granted	483,000		588,000	786,000
Granted	$ 15.52		$ 18.34	$ 15.57
Nonvested Common Stock Granted to Non-Employees [Member]
Nonvested Shares Roll Forward
Granted	28,000		5,000	18,000
Granted	$ 15.27		$ 18.2	$ 16.76
Full Value Awards [Member]
Narrative
Number of Shares Authorized	2,729,555
Number of Shares Available for Grant	560,974
Share Based Compensation, Exercise Price Range 1 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit	$ 4
Exercise Price Range, Upper Range Limit	$ 16
Number Outstanding	486,000
Weighted-Average Remaining Contractual Life	8.5
Weighted-Average Exercise Price	$ 15.46
Number Exercisable	84,000
Weighted-Average Exercise Price	$ 15.38
Share Based Compensation, Exercise Price Range 2 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit	$ 16.01
Exercise Price Range, Upper Range Limit	$ 24
Number Outstanding	991,000
Weighted-Average Remaining Contractual Life	4.5
Weighted-Average Exercise Price	$ 20.79
Number Exercisable	851,000
Weighted-Average Exercise Price	$ 21.18
Share Based Compensation, Exercise Price Range 3 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit	$ 24.01
Exercise Price Range, Upper Range Limit	$ 35.87
Number Outstanding	1,283,000
Weighted-Average Remaining Contractual Life	3.5
Weighted-Average Exercise Price	$ 28.05
Number Exercisable	1,218,000
Weighted-Average Exercise Price	$ 27.97

[1]	The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 30, 2011, and the exercise price of the shares. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011
[2]	The aggregate intrinsic value is calculated as the market value of our common stock as of December 30, 2011. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011.

Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Compensation and Retirement Disclosure [Abstract]
Minimum eligibility age (in years)	21
Employer matching contribution per employee on first 2% of employee's annual compensation	100.00%
Percentage of employee annual compensation eligible for 100% employer matching contribution	2.00%
Employer matching contribution per employee on second 2% of employee's annual compensatio	50.00%
Percentage of employee annual compensation eligible for 50% employer matching contribution	2.00%
Defined contribution plan requisite service period (in years)	3
Defined contribution plan expense	$ 1,800,000	$ 1,800,000	$ 1,600,000

Restructuring (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011 Employees	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Workforce reduction, number of employees			80
Workforce reduction, percentage			6.00%
Restructuring charges	$ 2,800,000	$ 14,000,000	$ 16,876,000	$ 919,000	$ 3,544,000
Restructuring Reserve [Roll Forward]
Restructuring liability, beginning balance			0
Charges			11,952,000
Payments			(9,868,000)
Changes in foreign currency translation			(136,000)
Restructuring liability at December 31, 2011	1,948,000		1,948,000	0
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			18,000,000
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			25,000,000
Severance and Other Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5,416,000
Restructuring Reserve [Roll Forward]
Charges			5,416,000
Payments			(3,899,000)
Severance and Other Termination Benefits [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			6,000,000
Severance and Other Termination Benefits [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			7,000,000
Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5,977,000
Restructuring Reserve [Roll Forward]
Charges			5,977,000
Payments			(5,729,000)
Contract Terminations [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			6,000,000
Contract Terminations [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			8,000,000
Non-cash Asset Impairment Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2,453,000
Non-cash Asset Impairment Charges [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			3,000,000
Excess and Obsolete Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2,471,000
Excess and Obsolete Charges [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			2,500,000
Excess and Obsolete Charges [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			4,000,000
Legal and Professional Fees [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			303,000
Restructuring Reserve [Roll Forward]
Charges			303,000
Payments			(162,000)
Other Cash and Non-cash Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			256,000
Restructuring Reserve [Roll Forward]
Charges			256,000
Payments			(78,000)
Other Cash and Non-cash Charges [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			500,000
Other Cash and Non-cash Charges [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			$ 3,000,000

Commitments and Contingencies - Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases	$ 12,300,000	$ 11,300,000	$ 11,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
2012	8,754,000
2013	5,626,000
2014	2,376,000
2015	453,000
2016	321,000
Thereafter	398,000
Total	17,928,000
Restructuring Cost and Reserve [Line Items]
Restructuring payments for lease termination	9,868,000
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring payments for lease termination	5,729,000
Termination of Operating Leases [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring payments for lease termination	$ (400,000)

Commitments and Contingencies - Commitments and Purchase Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecorded Unconditional Purchase Obligation [Line Items]
Supply Agreements, Amount Paid	$ 7,700,000	$ 6,100,000	$ 3,100,000
Royalty and consulting expenses	200,000	200,000	200,000
Future minimum payments under unreorded liability [Abstract]
2012	147,000
2013	142,000
2014	142,000
2015	142,000
2016	142,000
Thereafter	0
Total	$ 715,000

Commitments and Contingencies - Product Liability Contingency (Details) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 PROFEMUR Titanium Modular Neck Product [Member]	Dec. 31, 2011 PROFEMUR Titanium Modular Neck Product [Member]
Product Liability Contingency [Line Items]
Estimated product liability range, minimum				$ 23,000,000
Estimated product liability range, maximum				35,000,000
Product liability accrual, net	23,700,000	1,800,000		23,300,000
Product liability, current				6,000,000
Product liability, non-current				17,300,000
Self insurance, estimated recovery from third party, current	3,700,000
Self insurance, estimated recovery from third party, noncurrent	4,700,000
Product liability contingency, term of disbursements	4 years
Provision for product liability	$ (13,199,000)		$ 13,200,000

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Damages Settle Civil Admin Claims C S A	$ 7.9

Segment Data (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Restructuring charges	$ 2,273,000	$ 12,132,000	$ 0	$ 0	$ (220,000)	$ 134,000	$ 461,000	$ 544,000	$ 14,405,000	$ 919,000	$ 3,544,000
Net sales	126,872,000	118,184,000	132,505,000	135,386,000	138,287,000	121,708,000	127,734,000	131,244,000	512,947,000	518,973,000	487,508,000
Operating income (loss)	4,105,000	(23,104,000)	11,696,000	11,896,000	15,169,000	9,221,000	9,147,000	3,637,000	4,593,000	37,174,000	23,951,000
Interest expense, net									6,529,000	6,123,000	5,466,000
Other expense, net									4,719,000	130,000	2,873,000
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(6,655,000)	30,921,000	15,612,000
Share-based Compensation									(9,108,000)	(13,177,000)	(13,191,000)
Charges Associated with Governmental Inquiries									(12,920,000)	(10,902,000)	(7,845,000)
Restructuring and Related Cost, Incurred Cost	(2,800,000)	(14,000,000)							(16,876,000)	(919,000)	(3,544,000)
EmploymentMatters									(2,017,000)
Property, plant and equipment, net	160,284,000				158,247,000				160,284,000	158,247,000
Charges related to U.S. government inquiries	3,400,000	5,000,000	2,400,000	2,200,000	1,300,000	900,000	600,000	8,100,000
Provision for product liability									(13,199,000)
Inventory Step-Up Amortization Expense									(32,000)		(70,000)
Provision for losses on accounts receivable									453,000	(1,073,000)	(5,339,000)
Depreciation									40,227,000	35,559,000	32,717,000
Amortization Expense Without Distributor Conversion									2,870,000	2,711,000	5,151,000
Payments to Acquire Property, Plant, and Equipment									46,957,000	49,038,000	37,190,000
Assets	754,580,000				755,239,000				754,580,000	755,239,000
Japan [Member] | Sales Revenue, Goods, Net [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	13.00%				11.00%				13.00%	11.00%	10.00%
UNITED STATES
Segment Reporting Information [Line Items]
Net sales									295,944,000	309,983,000	299,587,000
Property, plant and equipment, net	131,745,000				129,450,000				131,745,000	129,450,000
Europe
Segment Reporting Information [Line Items]
Net sales									100,739,000	102,431,000	102,379,000
Property, plant and equipment, net	12,226,000				12,383,000				12,226,000	12,383,000
Provision for losses on accounts receivable											(5,579,000)
Other
Segment Reporting Information [Line Items]
Net sales									116,264,000	106,559,000	85,542,000
Property, plant and equipment, net	16,313,000				16,414,000				16,313,000	16,414,000
PROFEMUR Titanium Modular Neck Product [Member]
Segment Reporting Information [Line Items]
Provision for product liability		13,200,000
Orthorecon [Member]
Segment Reporting Information [Line Items]
Net sales									302,194,000	310,484,000	295,779,000
Operating income (loss)									60,895,000	55,295,000	37,459,000
Depreciation									26,070,000	24,793,000	23,236,000
Amortization Expense Without Distributor Conversion									458,000	313,000	2,909,000
Payments to Acquire Property, Plant, and Equipment									19,031,000	27,492,000	22,574,000
Assets	303,018,000				306,245,000				303,018,000	306,245,000
Orthorecon [Member] | Hips Products [Member]
Segment Reporting Information [Line Items]
Net sales									173,201,000	176,687,000	167,869,000
Orthorecon [Member] | Knee products [Member]
Segment Reporting Information [Line Items]
Net sales									123,988,000	128,854,000	122,178,000
Orthorecon [Member] | Other product line [Member]
Segment Reporting Information [Line Items]
Net sales									5,005,000	4,943,000	5,732,000
Extremities [Member]
Segment Reporting Information [Line Items]
Net sales									210,753,000	208,489,000	191,729,000
Operating income (loss)									46,989,000	44,700,000	50,087,000
Depreciation									10,876,000	8,723,000	7,735,000
Amortization Expense Without Distributor Conversion									2,412,000	2,398,000	2,242,000
Payments to Acquire Property, Plant, and Equipment									12,926,000	12,846,000	9,925,000
Assets	191,718,000				180,868,000				191,718,000	180,868,000
Extremities [Member] | Biologics products [Member]
Segment Reporting Information [Line Items]
Net sales									69,409,000	79,231,000	79,120,000
Extremities [Member] | Other product line [Member]
Segment Reporting Information [Line Items]
Net sales									5,868,000	4,768,000	5,234,000
Extremities [Member] | Foot and Ankle Products [Member]
Segment Reporting Information [Line Items]
Net sales									107,734,000	97,971,000	79,532,000
Extremities [Member] | Upper Extremity Products [Member]
Segment Reporting Information [Line Items]
Net sales									27,742,000	26,519,000	27,843,000
Unallocated Amount to Segment [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating income (loss)									(49,139,000)	(37,823,000)	(33,366,000)
Depreciation									3,281,000	2,043,000	1,746,000
Amortization Expense Without Distributor Conversion									0	0	0
Payments to Acquire Property, Plant, and Equipment									15,000,000	8,700,000	4,691,000
Assets	259,844,000				268,126,000				259,844,000	268,126,000
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Operating income (loss)									$ 58,745,000	$ 62,172,000	$ 54,180,000

Quarterly Results of Operations (Details) (USD $)	0 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Mar. 11, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Quarterly Financial Information [Line Items]
Net sales		$ 126,872,000	$ 118,184,000	$ 132,505,000	$ 135,386,000	$ 138,287,000	$ 121,708,000	$ 127,734,000	$ 131,244,000		$ 512,947,000		$ 518,973,000		$ 487,508,000
Cost of sales		40,449,000	36,185,000	41,504,000	38,768,000	40,392,000	37,989,000	39,934,000	40,141,000		156,906,000	[1]	158,456,000	[1]	148,715,000	[1]
Cost of sales - restructuring		571,000	1,900,000	0	0						2,471,000		0		0
Gross profit		85,852,000	80,099,000	91,001,000	96,618,000	97,895,000	83,719,000	87,800,000	91,103,000		353,570,000		360,517,000		338,793,000
Operating expenses:
Selling, general and administrative		72,361,000	83,581,000	70,821,000	74,825,000	73,324,000	64,877,000	67,774,000	76,438,000		301,588,000	[1]	282,413,000	[1]	270,456,000	[1]
Research and development		6,331,000	6,769,000	7,807,000	9,207,000	8,902,000	8,779,000	9,784,000	9,835,000		30,114,000	[1]	37,300,000	[1]	35,691,000	[1]
Amortization of intangible assets		782,000	721,000	677,000	690,000	720,000	708,000	634,000	649,000		2,870,000		2,711,000		5,151,000
Restructuring charges		2,273,000	12,132,000	0	0	(220,000)	134,000	461,000	544,000		14,405,000		919,000		3,544,000
Total operating expenses		81,747,000	103,203,000	79,305,000	84,722,000	82,726,000	74,498,000	78,653,000	87,466,000		348,977,000		323,343,000		314,842,000
Operating income		4,105,000	(23,104,000)	11,696,000	11,896,000	15,169,000	9,221,000	9,147,000	3,637,000		4,593,000		37,174,000		23,951,000
Net (loss) income		1,163,000	(16,045,000)	6,147,000	3,592,000	8,869,000	4,650,000	4,847,000	(525,000)		(5,143,000)		17,841,000		12,131,000
Net (loss) income per share, basic		$ 0.03	$ (0.42)	$ 0.16	$ 0.09	$ 0.23	$ 0.12	$ 0.13	$ (0.01)		$ (0.13)		$ 0.47		$ 0.32
Net (loss) income per share, diluted		$ 0.03	$ (0.42)	$ 0.16	$ 0.09	$ 0.22	$ 0.12	$ 0.13	$ (0.01)		$ (0.13)		$ 0.47		$ 0.32
Charges related to U.S. government inquiries		3,400,000	5,000,000	2,400,000	2,200,000	1,300,000	900,000	600,000	8,100,000
Restructuring charges		2,800,000	14,000,000								16,876,000		919,000		3,544,000
Provision for product liability											(13,199,000)
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees	4,100,000									4,100,000
PROFEMUR Titanium Modular Neck Product [Member]
Operating expenses:
Provision for product liability			$ 13,200,000

[1]	These line items include the following amounts of non-cash, stock-based compensation expense for the periods indicated: Year Ended December 31, 2011 2010 2009Cost of sales$1,412 $1,301 $1,285Selling, general and administrative7,028 9,924 10,077Research and development668 1,952 1,829